UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA

92121

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:   1/31/10

Item 1.  Schedule of Investments.

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010
Principal Amount ($)		Security	Interest Rate (%)		Maturity Date	Market Value

		BONDS & NOTES - 45.7%
		ADVERTISING - 0.3%
255,000		Affinion Group, Inc.	10.1250		10/15/2013	$ 262,012

		AEROSPACE/DEFENSE - 0.1%
70,000		L-3 Communications Corp. - 144A	5.2000		10/15/2019	70,324

		BANKS - 7.3%
175,000		Bank of America Corp.	5.7500		8/15/2016	178,958
65,000		Bank of America Corp.	6.5000		8/1/2016	70,385
190,000		Barclays Bank PLC	5.0000		9/22/2016	194,742
320,000		Barclays Bank PLC - 144A	10.1790		6/12/2021	428,320
405,000		Capital One Financial Corp.	5.7000		9/15/2011	426,015
100,000		Capital One Financial Corp.	6.1500		9/1/2016	101,765
170,000		Capital One Financial Corp.	7.3750		5/23/2014	194,803
791,000		Citigroup, Inc.	5.0000		9/15/2014	775,623
250,000		Credit Suisse	6.0000		2/15/2018	264,167
295,000		JPMorgan Chase & Co.	5.1250		9/15/2014	312,771
335,000		JPMorgan Chase & Co.	5.7500		1/2/2013	362,879
200,000		JPMorgan Chase & Co.	7.9000	+	Perpetual	205,528
250,000		Morgan Stanley	6.0000		4/28/2015	268,857
280,000		Morgan Stanley	6.6250		4/1/2018	304,189
100,000		Morgan Stanley	7.3000		5/13/2019	112,306
210,000		Rabobank Nederland NV - 144A	11.0000	+	Perpetual	269,038
445,000		Regions Financial Corp.	0.4206	+	6/26/2012	396,842
165,000		Resona Bank Ltd. - 144A	5.8500	+	Perpetual	152,419
160,000		Royal Bank of Scotland Group PLC	6.4000		10/21/2019	164,131
165,000		Santander Issuances S.A Unipersonal - 144A	5.9110		6/20/2016	170,531
85,000		State Street Corp.	4.3000		5/30/2014	89,758
55,000		SunTrust Banks, Inc.	5.2500		11/5/2012	57,980
225,000		Wachovia Corp.	5.7500		2/1/2018	236,648
240,000		Wells Fargo Capital XIII	7.7000	+	Perpetual	234,000
						5,972,655
		BEVERAGES - 0.7%
315,000		Anheuser-Busch InBev Worldwide, Inc. - 144A	3.0000		10/15/2012	325,209
195,000		PepsiCo, Inc.	7.9000		11/1/2018	242,100
						567,309
		BUILDING MATERIALS - 0.2%
145,000		Holcim US Finance Sarl & Cie SCS - 144A	6.0000		12/30/2019	152,731

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount ($)		Security	Interest Rate (%)		Maturity Date	Market Value

		CHEMICALS - 0.9%
320,000		Dow Chemical Co.	5.9000		2/15/2015	$ 346,429
345,000		Dow Chemical Co.	6.0000		10/1/2012	373,004
						719,433
		COMMERCIAL SERVICES - 0.8%
370,000		Corrections Corp. of America	7.7500		6/1/2017	384,337
260,000		DI Finance/DynCorp International	9.5000		2/15/2013	265,200
						649,537
		COMMUNICATIONS - MEDIA CABLE - 0.5%
390,000		UPC Germany GmbH - 144A	8.1250		12/1/2017	395,850

		COMPUTERS - 0.0%
20,000		Brocade Communications Systems, Inc. - 144A	6.8750		1/15/2020	20,500

		COSMETICS/PERSONAL CARE - 0.3%
200,000		Procter & Gamble Co.	4.6000		1/15/2014	216,142

		DIVERSIFIED FINANCIAL SERVICES - 3.2%
370,000		American Express Co.	7.2500		5/20/2014	423,236
240,000		Bear Stearns Cos LLC	7.2500		2/1/2018	276,353
235,000		Capital One Capital VI	8.8750		5/15/2040	246,270
175,000		Credit Suisse	5.8600	+	Perpetual	154,875
210,000		Ford Motor Credit Co. LLC	7.5000		8/1/2012	213,675
80,000		Genworth Global Funding Trusts	5.1250		3/15/2011	81,385
465,000		Icahn Enterprises LP - 144A	8.0000		1/15/2018	444,656
285,000		Macquarie Group Ltd. - 144A	7.3000		8/1/2014	314,720
320,000		Merrill Lynch & Co., Inc.	6.8750		4/25/2018	344,067
120,000		NASDAQ OMX Group, Inc.	5.5500		1/15/2020	118,774
						2,618,011
		ELECTRIC - 4.0%
500,000		Appalachian Power Co.	5.5500		4/1/2011	519,645
280,000		CMS Energy Corp.	6.2500		2/1/2020	280,700
100,000		Dominion Resources, Inc.	8.8750		1/15/2019	126,811
140,000		FirstEnergy Solutions Corp.	6.0500		8/15/2021	146,685
160,000		Florida Power Corp.	6.6500		7/15/2011	173,149
180,000		Georgia Power Co.	6.0000		11/1/2013	202,579
400,000		MidAmerican Energy Co.	5.6500		7/15/2012	435,296
400,000		Nevada Power Co.	6.5000		5/15/2018	439,060
355,000		Pacific Gas & Electric Co.	8.2500		10/15/2018	442,802
160,000		South Carolina Electric & Gas Co.	6.5000		11/1/2018	183,464
305,000		Virginia Electric and Power Co.	5.4000		1/15/2016	324,395
						3,274,586

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount ($)		Security	Interest Rate (%)		Maturity Date	Market Value

		ENTERTAINMENT - 0.6%
85,000		Scientific Games International, Inc. - 144A	9.2500		6/15/2019	$ 89,356
5,837		United Artists Theatre Circuit Inc. 1995-A Pass Through Trust	9.3000		7/1/2015	5,353
380,000		WMG Holdings Corp.	9.5000		12/15/2014	385,700
						480,409
		ENVIRONMENTAL CONTROL - 0.4%
295,000		Allied Waste North America, Inc.	7.2500		3/15/2015	307,467

		FINANCE - 1.4%
240,000		Countrywide Home Loans, Inc.	4.0000		3/22/2011	247,590
395,000		General Electric Capital Corp.	6.8750		1/10/2039	410,642
485,000		General Electric Capital Corp.	2.8000		1/8/2013	485,422
						1,143,654
		FOOD - 1.6%
245,000		ASG Consolidated LLC/ASG Finance, Inc.	11.5000		11/1/2011	246,837
40,000		B&G Foods, Inc.	7.6250		1/15/2018	40,750
335,000		Delhaize Group SA	6.5000		6/15/2017	372,821
345,000		Kraft Foods, Inc.	5.6250		11/1/2011	366,525
295,000		Safeway, Inc.	6.5000		3/1/2011	311,322
						1,338,255
		FOREST PRODUCTS & PAPER - 0.2%
155,000		International Paper Co.	7.3000		11/15/2039	167,524

		HEALTH CARE - 0.2%
150,000		Thermo Fisher Scientific, Inc. - 144A	2.1500		12/28/2012	149,450

		HOLDING COMPANIES-DIVERSIFIED - 0.2%
140,000		Hutchison Whampoa International 09/19 Ltd. - 144A	5.7500		9/11/2019	142,615

		HOUSEHOLD PRODUCTS/WARES - 0.4%
310,000		Fortune Brands, Inc.	3.0000		6/1/2012	310,236

		INSURANCE - 3.4%
100,000		Chubb Corp.	6.3750	+	3/29/2067	97,000
395,000		Lincoln National Corp.	5.6500		8/27/2012	412,504
95,000		MetLife, Inc.	6.7500		6/1/2016	108,576
325,000		Metropolitan Life Global Funding I - 144A	2.8750		9/17/2012	329,631
145,000		New York Life Insurance Co. - 144A	6.7500		11/15/2039	154,457
180,000		Protective Life Corp.	7.3750		10/15/2019	187,754
316,000		Protective Life Secured Trusts	4.0000		4/1/2011	325,401
270,000		Prudential Financial, Inc.	3.6250		9/17/2012	278,608
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount ($)		Security	Interest Rate (%)		Maturity Date	Market Value

		INSURANCE - 3.4% (Continued)
170,000		Prudential Financial, Inc.	6.2000		1/15/2015	$ 187,116
170,000		Prudential Financial, Inc.	7.3750		6/15/2019	196,168
275,000		Prudential Financial, Inc.	8.8750	+	6/15/2038	299,750
190,000		Teachers Insurance & Annuity Association of America - 144A	6.8500		12/16/2039	204,689
						2,781,654
		LEISURE TIME - 0.4%
330,000		Travelport LLC	9.8750		9/1/2014	348,150

		MEDICAL - 2.0%
155,000		Boston Scientific Corp.	6.0000		1/15/2020	156,744
260,000		Express Scripts, Inc.	5.2500		6/15/2012	278,403
80,000		Express Scripts, Inc.	7.2500		6/15/2019	93,046
370,000		Johnson & Johnson	5.1500		7/15/2018	401,583
160,000		Mead Johnson Nutrition Co. - 144A	4.9000		11/1/2019	161,194
310,000		Pfizer, Inc.	4.4500		3/15/2012	330,308
175,000		Quest Diagnostics, Inc.	6.4000		7/1/2017	195,108
						1,616,386
		MISCELLANEOUS MANUFACTURING - 0.3%
225,000		ITT Corp.	6.1250		5/1/2019	247,912

		MULTIMEDIA - 1.6%
360,000		Comcast Corp.	5.7000		5/15/2018	380,657
325,000		Comcast Corp.	5.7000		7/1/2019	343,372
240,000		DISH DBS Corp.	7.1250		2/1/2016	240,900
50,000		Time Warner Cable, Inc.	3.5000		2/1/2015	50,107
320,000		Time Warner Cable, Inc.	5.0000		2/1/2020	312,867
						1,327,903
		OFFICE/BUSINESS EQUIPMENT - 0.3%
240,000		Xerox Corp.	4.2500		2/15/2015	243,854

		OIL - 1.7%
3,863		Burlington Resources *	0.0000		12/31/2040	-
125,000		Chesapeake Energy Corp.	7.2500		12/15/2018	125,625
145,000		Encore Acquisition Co.	6.0000		7/15/2015	145,725
195,000		EOG Resources, Inc.	6.8750		10/1/2018	228,558
125,000		Petroleos Mexicanos - 144A	4.8750		3/15/2015	125,910
210,000		Talisman Energy, Inc.	7.7500		6/1/2019	248,667
425,000		XTO Energy, Inc.	5.9000		8/1/2012	468,001
						1,342,486

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount ($)		Security	Interest Rate (%)		Maturity Date	Market Value

		PIPELINES - 2.4%
350,000		Atmos Energy Corp.	6.3500		6/15/2017	$ 386,785
60,000		Enbridge Energy Partners LP	5.8750		12/15/2016	64,314
260,000		Energy Transfer Partners LP	6.7000		7/1/2018	283,860
370,000		Energy Transfer Partners LP	8.5000		4/15/2014	435,342
135,000		Kinder Morgan Energy Partners LP	5.8500		9/15/2012	147,425
270,000		Kinder Morgan Energy Partners LP	9.0000		2/1/2019	341,418
70,000		Plains All American Pipeline LP / PAA Finance Corp.	4.2500		9/1/2012	73,232
65,000		TransCanada PipeLines Ltd.	6.3500	+	5/15/2067	61,782
110,000		TransCanada PipeLines Ltd.	7.1250		1/15/2019	129,425
						1,923,583
		REAL ESTATE - 0.2%
175,000		WCI Finance LLC - 144A	5.7000		10/1/2016	182,345

		REITS - REGIONAL MALLS - 0.5%
365,000		Simon Property Group LP	6.7500		5/15/2014	403,847

		REITS-SHOPPING CENTERS - 0.6%
515,000		Developers Diversified Realty Corp.	5.0000		5/3/2010	515,000

		RETAIL - 0.6%
115,000		CVS Pass-Through Trust - 144A	7.5070		1/10/2032	124,270
370,000		Nebraska Book Co., Inc. - 144A	10.0000		12/1/2011	375,088
						499,358
		RETAIL - DISCOUNT STORES - 0.1%
90,000		Costco Wholesale Corp.	5.5000		3/15/2017	98,626

		SOFTWARE - 0.8%
125,000		Adobe Systems, Inc.	3.2500		2/1/2015	125,441
330,000		Fiserv, Inc.	6.1250		11/20/2012	365,066
185,000		Intuit, Inc.	5.7500		3/15/2017	196,698
						687,205
		TELECOMMUNICATIONS - 6.1%
400,000		Alltel Corp.	7.0000		7/1/2012	445,960
215,000		AT&T, Inc.	5.8000		2/15/2019	229,214
295,000		AT&T, Inc.	6.2500		3/15/2011	312,072
120,000		France Telecom SA	4.3750		7/8/2014	127,062
130,000		GCI, Inc. - 144A	8.6250		11/15/2019	134,225
185,000		Global Crossing Ltd. - 144A	12.0000		9/15/2015	200,956
325,000		NII Capital Corp. - 144A	8.8750		12/15/2019	322,563
560,000		Qwest Corp.	7.8750		9/1/2011	586,992
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount ($)		Security	Interest Rate (%)		Maturity Date	Market Value

		TELECOMMUNICATIONS - 6.1% (Continued)
540,000		Sprint Capital Corp.	8.3750		3/15/2012	$ 556,875
260,000		Telecom Italia Capital SA	5.2500		10/1/2015	274,134
205,000		Telecom Italia Capital SA	7.1750		6/18/2019	230,430
250,000		Telefonica Emisiones SAU	5.8770		7/15/2019	268,938
275,000		Telefonica Emisiones SAU	5.9840		6/20/2011	291,412
485,000		Verizon Communications, Inc.	6.3500		4/1/2019	536,594
35,000		Viasat, Inc. - 144A	8.8750		9/15/2016	37,056
145,000		Virgin Media Finance PLC	8.3750		10/15/2019	151,344
27,000		Virgin Media Finance PLC	8.7500		4/15/2014	27,911
225,000		Windstream Corp.	7.0000		3/15/2019	212,063
						4,945,801
		TOBACCO - 1.4%
240,000		Alliance One International, Inc. - 144A	10.0000		7/15/2016	251,400
230,000		Altria Group, Inc.	9.2500		8/6/2019	283,815
385,000		Philip Morris International, Inc.	5.6500		5/16/2018	410,937
150,000		Philip Morris International, Inc.	6.8750		3/17/2014	172,548
						1,118,700

		TOTAL CORPORATE NOTES & BONDS ( Cost - $34,576,974)				37,241,510

		MORTGAGE BACKED SECURITIES - 7.5%
143,000		Banc of America Commercial Mortgage, Inc. 2004-6 A5	4.8110		12/10/2042	142,129
95,000		Banc of America Commercial Mortgage, Inc. 2005-1 A4	5.1417	+	11/10/2042	96,804
545,000		Banc of America Commercial Mortgage, Inc. 2008-1 A4	6.1668	+	2/10/2051	525,871
75,000		Bear Stearns Commercial Mortgage Securities 2004-T16 A6	4.7500	+	2/13/2046	74,143
665,000		Citigroup Commercial Mortgage Trust 2006-C5 A4	5.4310		10/15/2049	642,417
755,000		Credit Suisse Mortgage Capital Certificates 2006-C4 A3	5.4670		9/15/2039	686,212
590,000		Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.5439	+	2/15/2039	587,333
170,000		GS Mortgage Securities Corp. II 2005-GG4 A4A	4.7510		7/10/2039	170,841
455,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2004-LN A2	5.1150		7/15/2041	457,703
335,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4	5.4290		12/12/2043	317,801
95,000		LB-UBS Commercial Mortgage Trust 2004-C7 A6	4.7860	+	10/15/2029	94,511
685,000		LB-UBS Commercial Mortgage Trust 2006-C7 A3	5.3470		11/15/2038	658,970
215,000		Morgan Stanley Capital I 2005-IQ9 A3	4.5400		7/15/2056	214,581
175,000		Morgan Stanley Capital I 2004-T15 A3	5.0300		6/13/2041	181,436
205,000		Morgan Stanley Capital I 2006-T23 A4	5.8104	+	8/12/2041	216,218
1,005,000		Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.6610		5/15/2044	1,017,392
		TOTAL MORTGAGE BACKED SECURITIES ( Cost - $5,787,319)				6,084,362

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount ($)		Security	Interest Rate (%)		Maturity Date	Market Value

		U.S. GOVERNMENT AND AGENCIES - 43.5%
		U.S. GOVERNMENT AGENCY - 26.4%
131,920		Federal Home Loan Mortgage Corp. 2007 JA	4.5000		11/15/2017	$ 137,722
383,377		Federal Home Loan Mortgage Corp. 2904 CH	4.5000		4/15/2019	400,227
145,305		Federal National Mortgage Association 2003-42 HC	4.5000		12/25/2017	151,429
539,207		Federal National Mortgage Association 1999-M2 B	6.4406		3/25/2029	598,688
1,480,121		FGLMC Pool A46224	5.0000		7/1/2035	1,540,777
1,162,408		FGLMC Pool G01980	5.0000		12/1/2035	1,209,799
95,977		FGLMC Pool G01499	7.0000		1/1/2033	106,191
411,390		FNCL Pool 747890	4.5000		12/1/2018	432,038
158,746		FNCL Pool 792454	4.5000		11/1/2019	166,437
161,678		FNCL Pool 735291	4.5000		3/1/2020	169,512
608,145		FNCL Pool 745394	4.5000		11/1/2020	637,609
2,346,928		FNCL Pool 703391	5.0000		5/1/2033	2,442,331
137,024		FNCL Pool 962752	5.0000		4/1/2038	142,452
583,019		FNCL Pool AA0893	5.0000		12/1/2038	605,133
291,438		FNCL Pool AA0894	5.0000		12/1/2038	302,516
1,002,891		FNCL Pool 822731	5.5000		5/1/2035	1,063,105
192,342		FNCL Pool 880117	5.5000		4/1/2036	203,867
1,745,140		FNCL Pool 938574	5.5000		9/1/2036	1,850,842
152,147		FNCL Pool 909175	5.5000		4/1/2038	161,324
1,049,818		FNCL Pool 990101	5.5000		8/1/2038	1,112,146
587,192		FNCL Pool 735061	6.0000		11/1/2034	630,215
64,683		FNCL Pool 909141	6.0000		1/1/2038	69,220
62,614		FNCL Pool 909153	6.0000		2/1/2038	66,956
545,587		FNCL Pool 929191	6.0000		3/1/2038	583,412
3,148,807		FNCL Pool 975649	6.0000		7/1/2038	3,367,995
160,987		FNCL Pool 909223	6.0000		8/1/2038	172,067
333,958		FNCL Pool 909220	6.0000		8/1/2038	356,837
2,599,288		FNCL Pool 889883	6.5000		3/1/2038	2,818,252
						21,499,099
		U.S. TREASURY OBLIGATIONS - 17.1%
2,325,000		United States Treasury Bond	3.5000		2/15/2039	1,947,823
2,770,000		United States Treasury Note	1.0000		12/31/2011	2,781,037
2,050,000		United States Treasury Note	2.6250		6/30/2014	2,098,287
1,385,000		United States Treasury Note	3.1250		5/15/2019	1,337,499
3,825,000		United States Treasury Note	3.2500		12/31/2016	3,870,273
1,705,000		United States Treasury Note	4.7500		8/15/2017	1,884,291
						13,919,210

		TOTAL U.S. GOVERNMENT ( Cost - $34,677,601)				35,418,309

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount ($)		Security	Interest Rate (%)		Maturity Date	Market Value

		TOTAL INVESTMENTS - 96.7% ( Cost - $75,031,894)				$ 78,744,181
		OTHER ASSETS LESS LIABILITIES - 3.3%				2,685,692
		NET ASSETS - 100.0%				$ 81,429,873

	+ Variable rate security. Interest rate is as of January 31, 2010.
	*	Defaulted security, not currently paying interest (non-income producing).
	144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
	REIT- Real Estate Investment Trust

	At January 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:					$ 3,780,557
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:					(68,270)
	Net unrealized appreciation:					$ 3,712,287

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010
Principal Amount	Security		Interest Rate (%)	Maturity Date	Market Value

	CORPORATE BONDS - 94.65%
	AEROSPACE/DEFENSE - 0.62%
$ 425,000	Vought Aircraft Industries, Inc.		8.000%	7/15/2011	$ 423,406

	AGRICULTURE - 0.39%
250,000	Alliance One International Inc. - 144A		10.000%	7/15/2016	261,875

	AIRLINES - 1.47%
290,000	American Airlines, Inc.		8.608%	4/1/2011	282,750
520,000	Delta Air Lines, Inc. - 144A		12.250%	3/15/2015	538,850
175,000	United Air Lines, Inc. - 144A		9.875%	8/1/2013	176,969
					998,569
	APPAREL - 0.56%
380,000	Perry Ellis International, Inc.		8.875%	9/15/2013	380,950

	AUTO PARTS & EQUIPMENT - 2.21%
545,000	Affinia Group, Inc.		9.000%	11/30/2014	538,187
615,000	Exide Technologies		10.500%	3/15/2013	628,069
340,000	Titan International, Inc.		8.000%	1/15/2012	338,725
					1,504,981
	BANKS - 7.19%
430,000	First Tennessee Bank NA		5.050%	1/15/2015	396,838
210,000	M&I Marshall & Ilsley Bank		4.850%	6/16/2015	174,073
970,000	M&I Marshall & Ilsley Bank		5.000%	1/17/2017	796,147
940,000	Synovus Financial Corp.		4.875%	2/15/2013	799,000
1,160,000	Synovus Financial Corp.		5.125%	6/15/2017	845,350
1,425,000	Zions Bancorporation		5.500%	11/16/2015	1,161,375
385,000	Zions Bancorporation		6.000%	9/15/2015	315,700
415,000	Zions Bancorporation		7.750%	9/23/2014	397,163
					4,885,646
	BUILDING MATERIALS - 0.39%
275,000	Owens Corning		7.000%	12/1/2036	268,485

	CASINOS - 1.56%
440,000	MGM Mirage - 144A		10.375%	5/15/2014	482,350
175,000	Wynn Las Vegas Capital Corp.		6.625%	12/1/2014	169,094
425,000	Wynn Las Vegas Capital Corp.		6.625%	12/1/2014	409,594
					1,061,038
	CHEMICALS - 0.57%
215,000	Huntsman International LLC		7.375%	1/1/2015	204,250
185,000	Huntsman International LLC		7.875%	11/15/2014	180,606
					384,856
	COAL - 0.35%
75,000	Cloud Peak Energy Resources LLC - 144A		8.250%	12/15/2017	76,594
155,000	Cloud Peak Energy Resources LLC - 144A		8.500%	12/15/2019	160,231
					236,825

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount	Security		Interest Rate (%)	Maturity Date	Market Value
	COMMERCIAL SERVICES - 5.94%
$ 570,000	Cardtronics, Inc.		9.250%	8/15/2013	$ 586,387
515,000	Cenveo Corp.		7.875%	12/1/2013	491,181
400,000	Cornell Companies, Inc.		10.750%	7/1/2012	410,500
460,000	Global Cash Access, Inc.		8.750%	3/15/2012	457,125
470,000	KAR Auction Services, Inc.		8.750%	5/1/2014	479,400
365,000	National Money Mart Co. - 144A		10.375%	12/15/2016	386,900
480,000	Prospect Medical Holdings, Inc.		12.750%	7/15/2014	524,400
320,000	Quintiles Transnational Corp. - 144A		9.500%	12/30/2014	325,600
250,000	RSC Equipment Rental, Inc.		9.500%	12/1/2014	254,375
114,000	Team Health, Inc.		11.250%	12/1/2013	120,128
					4,035,996
	COMPUTERS - 0.99%
270,000	Seagate Technology International - 144A		10.000%	5/1/2014	306,788
330,000	Stream Global Services, Inc. - 144A		11.250%	10/1/2014	367,125
					673,913
	COSMETICS/PERSONAL CARE - 1.13%
380,000	Elizabeth Arden, Inc.		7.750%	1/15/2014	372,875
380,000	Revlon Consumer Products Corp. - 144A		9.750%	11/15/2015	391,875
					764,750
	DISTRIBUTION/WHOLESALE - 0.68%
470,000	Wesco Distribution, Inc.		7.500%	10/15/2017	462,950

	DIVERSIFIED FINANCIAL SERVICES - 5.36%
545,000	CEDC Finance Corp. - 144A		9.125%	12/1/2016	574,975
635,000	E*Trade Financial Corp.		7.375%	9/15/2013	615,950
285,000	E*Trade Financial Corp.		7.875%	12/1/2015	276,806
235,000	International Lease Finance Corp.		5.625%	9/20/2013	193,520
440,000	International Lease Finance Corp.		5.875%	5/1/2013	369,600
1,165,000	International Lease Finance Corp.		6.375%	3/25/2013	987,338
340,000	International Lease Finance Corp.		6.625%	11/15/2013	285,600
335,000	Universal City Development Partners Ltd. - 144A		8.875%	11/15/2015	339,188
					3,642,977
	ELECTRIC - 3.98%
755,000	AES Corp.		7.750%	3/1/2014	763,494
255,000	Calpine Construction Finance Co. - 144A		8.000%	6/1/2016	259,144
275,000	Calpine Corp. - 144A		7.250%	10/15/2017	264,687
740,464	Mirant Mid Atlantic LLC		10.060%	12/30/2028	795,999
620,000	NRG Energy, Inc.		7.375%	2/1/2016	617,675
					2,700,999
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.02%
175,000	Anixter Intl, Inc.		10.000%	3/15/2014	193,156
505,000	Belden, Inc.		7.000%	3/15/2017	498,056
					691,212
	ELECTRONICS - 0.50%
330,000	Sensus USA, Inc.		8.625%	12/15/2013	339,075

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount	Security		Interest Rate (%)	Maturity Date	Market Value
	ENERGY - 1.34%
$ 710,000	MarkWest Energy		8.500%	7/15/2016	$ 731,300
170,000	MarkWest Energy		8.750%	4/15/2018	176,800
					908,100
	ENTERTAINMENT - 1.09%
790,000	Pinnacle Entertainment, Inc.		7.500%	6/15/2015	738,650

	FOOD - 1.32%
170,000	Great Atlantic & Pacific Tea Co. - 144A		11.375%	8/1/2015	165,537
145,000	Smithfield Foods, Inc.		7.750%	5/15/2013	141,375
630,000	Smithfield Foods, Inc.		7.750%	7/1/2017	591,413
					898,325
	FOREST PRODUCTS & PAPER - 2.25%
395,000	Appleton Papers, Inc. -144A		10.500%	6/15/2015	387,238
280,000	Boise Paper Holdings LLC - 144A		9.000%	11/1/2017	294,000
225,000	Domtar Corp.		7.125%	8/15/2015	226,969
600,000	Exopack Holding, Inc.		11.250%	2/1/2014	621,000
					1,529,207
	HEALTHCARE - 4.73%
525,000	Community Health Systems, Inc.		8.875%	7/15/2015	546,656
165,000	DJO Finance LLC		10.875%	11/15/2014	175,725
335,000	HCA, Inc.		9.250%	11/15/2016	355,100
235,000	Health Net, Inc.		6.375%	6/1/2017	210,619
390,000	Hologic, Inc.		2.000%	12/15/2037	331,802
235,000	Psychiatric Solutions, Inc.		7.750%	7/15/2015	226,775
280,000	Select Medical Corp.		7.625%	2/1/2015	275,100
345,000	Skilled Healthcare Group, Inc.		11.000%	1/15/2014	363,975
450,000	Sun Healthcare Group, Inc.		9.125%	4/15/2015	463,500
270,000	Universal Hospital Services, Inc.		8.500%	6/1/2015	265,275
					3,214,527
	HOUSEHOLD PRODUCTS - 0.45%
305,000	Yankee Acquisition Corp.		8.500%	2/15/2015	306,525

	HOUSEWARES - 0.40%
275,000	Libbey Glass, Inc. * - 144A		10.000%	2/15/2015	269,844

	INSURANCE - 0.74%
515,000	HUB International Holdings, Inc. - 144A		9.000%	12/15/2014	500,838

	INTERNET - 1.23%
760,000	Terremark Worldwide, Inc. - 144A		12.000%	6/15/2017	834,100

	LEISURE TIME - 2.04%
325,000	NCL Corp. - 144A		11.750%	11/15/2016	344,094
990,000	Travelport LLC		9.875%	9/1/2014	1,044,450
					1,388,544

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount	Security		Interest Rate (%)	Maturity Date	Market Value
	LODGING - 2.27%
$ 235,000	Ameristar Casinos, Inc. - 144A		9.250%	6/1/2014	$ 242,931
380,000	Boyd Gaming Corp.		6.750%	4/15/2014	356,725
355,000	Gaylord Entertainment Co.		6.750%	11/15/2014	333,256
265,000	Sheraton Holding Corp.		7.375%	11/15/2015	276,594
295,000	Wyndham Worldwide Corp.		9.875%	5/1/2014	332,981
					1,542,487
	MACHINERY - DIVERSIFIED - 1.14%
450,000	Chart Industries, Inc.		9.125%	10/15/2015	451,125
295,000	CPM Holdings, Inc. - 144A		10.625%	9/1/2014	322,287
					773,412
	MEDIA - 1.87%
330,000	Clear Channel Worldwide Holdings, Inc. - 144A		9.250%	12/15/2017	338,662
280,000	Salem Communications Corp. - 144A		9.625%	12/15/2016	300,300
140,000	Sirius XM Radio, Inc. - 144A		9.750%	9/1/2015	148,050
455,000	XM Satellite Radio, Inc. - 144A		11.250%	6/15/2013	484,006
					1,271,018
	OFFICE FURNISHINGS - 0.54%
325,000	Interface, Inc.		11.375%	11/1/2013	367,250

	OIL & GAS - 12.43%
235,000	Atlas Energy Finance Corp.		10.750%	2/1/2018	260,556
110,000	Atlas Energy Finance Corp.		12.125%	8/1/2017	124,987
315,000	Basic Energy Services, Inc.		7.125%	4/15/2016	272,475
450,000	Basic Energy Services, Inc.		11.625%	8/1/2014	488,250
500,000	Berry Petroleum Co.		8.250%	11/1/2016	501,875
475,000	Bill Barrett Corp.		9.875%	7/15/2016	513,594
360,000	Chesapeake Energy Corp.		7.250%	12/15/2018	361,800
470,000	Complete Production Services, Inc.		8.000%	12/15/2016	467,062
170,000	Comstock Resources, Inc.		8.375%	10/15/2017	175,950
325,000	Linn Energy LLC - 144A		11.750%	5/15/2017	369,281
740,000	Mariner Energy, Inc.		7.500%	4/15/2013	745,550
315,000	Mariner Energy, Inc.		8.000%	5/15/2017	305,944
385,000	Plains Exploration & Production Co.		7.750%	6/15/2015	396,069
310,000	Plains Exploration & Production Co.		10.000%	3/1/2016	344,875
225,000	Quicksilver Resources, Inc.		7.125%	4/1/2016	212,906
130,000	Quicksilver Resources, Inc.		8.250%	8/1/2015	134,875
160,000	Quicksilver Resources, Inc.		11.750%	1/1/2016	185,200
215,000	SandRidge Energy, Inc.		8.625%	4/1/2015	217,419
90,000	SandRidge Energy, Inc. - 144A		8.750%	1/15/2020	91,913
275,000	SandRidge Energy, Inc. - 144A		9.875%	5/15/2016	290,125
350,000	Swift Energy Co.		7.125%	6/1/2017	332,938
175,000	Swift Energy Co.		8.875%	1/15/2020	183,531
640,000	Helix Energy Solutions Group, Inc. - 144A		9.500%	1/15/2016	655,200
805,000	Key Energy Services, Inc.		8.375%	12/1/2014	811,038
					8,443,413
	PHARMACEUTICALS - 0.36%
250,000	Omnicare, Inc.		6.750%	12/15/2013	248,125

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount	Security		Interest Rate (%)	Maturity Date	Market Value
	PIPELINES - 1.31%
$ 900,000	Dynegy Roseton Danskammer Pass Through Trust Series B		7.670%	11/8/2016	$ 891,000

	REITS - HOTELS - 0.82%
555,000	Felcor Lodging LP - 144A		10.000%	10/1/2014	554,306

	REITS - SHOPPING CENTERS - 0.37%
270,000	Developers Diversified Realty Corp.		5.500%	5/1/2015	253,800

	RETAIL - SPORTING GOODS - 0.64%
415,000	Freedom Group Inc. - 144A		10.250%	8/1/2015	437,825

	RETAIL - APPAREL - 1.38%
195,000	Brown Shoe Co., Inc.		8.750%	5/1/2012	198,169
311,000	Collective Brands, Inc.		8.250%	8/1/2013	315,276
420,000	Phillips-Van Heusen Corp.		7.750%	11/15/2023	421,512
					934,957
	RETAIL - DISCOUNT - 1.07%
645,000	HSN, Inc.		11.250%	8/1/2016	728,850

	RETAIL - DRUG STORE - 0.53%
330,000	Duane Reade, Inc.		11.750%	8/1/2015	357,225

	RETAIL - RESTAURANTS - 0.69%
245,000	Wendy's - 144A		10.000%	7/15/2016	269,500
190,000	Landry's Restaurants, Inc. - 144A		11.625%	12/1/2015	202,588
					472,088
	RETAIL - TOY STORE - 0.34%
225,000	Toys R Us Property Co. - 144A		8.500%	12/1/2017	230,625

	SOFTWARE - 0.65%
490,000	First Data Corp.		9.875%	9/24/2015	438,550

	STEEL - 0.29%
205,000	United States Steel Corp.		7.000%	2/1/2018	198,337

	STORAGE - 0.54%
350,000	Mobile Services Group, Inc.		9.750%	8/1/2014	365,313

	TELECOMMUNICATIONS - 6.85%
885,000	Alcatel-Lucent USA, Inc.		6.450%	3/15/2029	626,138
325,000	Alcatel-Lucent USA, Inc.		6.500%	1/15/2028	221,000
175,000	Broadview Networks Holdings, Inc.		11.375%	9/1/2012	169,094
510,000	Cricket Communications Inc.		9.375%	11/1/2014	513,825
300,000	Crown Castle International Corp.		9.000%	1/15/2015	324,000
260,000	Frontier Communications Corp.		6.625%	3/15/2015	256,425
920,000	Nextel Communications Inc.		6.875%	10/31/2013	863,650
730,000	NII Capital Corp. - 144A		8.875%	12/15/2019	724,525
465,000	PAETEC Holding Corp.		8.875%	6/30/2017	469,069
165,000	PAETEC Holding Corp. - 144A		8.875%	6/30/2017	166,650

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount	Security		Interest Rate (%)	Maturity Date	Market Value
	TELECOMMUNICATIONS (Continued) - 6.85%
$ 300,000	Windstream Corp.		8.125%	8/1/2013	$ 316,500
					4,650,876
	TELEPHONE - 6.54%
810,000	Cincinnati Bell, Inc.		8.375%	1/15/2014	823,162
520,000	GCI, Inc.		7.250%	2/15/2014	520,650
615,000	Global Crossing Ltd. - 144A		12.000%	9/15/2015	668,044
350,000	Global Crossing UK Finance PLC		10.750%	12/15/2014	361,375
285,000	Qwest Communications International, Inc.		7.500%	2/15/2014	287,850
1,240,000	Sprint Nextel Corp.		6.000%	12/1/2016	1,085,000
390,000	Syniverse Technologies, Inc.		7.750%	8/15/2013	389,025
300,000	Time Warner Telecom Holdings, Inc.		9.250%	2/15/2014	309,375
					4,444,481

	TRANSPORTATION - 3.52%
430,000	Commercial Barge Line Co.		12.500%	7/15/2017	455,800
460,000	Kansas City Southern Mex		7.625%	12/1/2013	464,577
440,000	Kansas City Southern Mex - 144A		8.000%	2/1/2018	433,919
229,000	Kansas City Southern Mex		9.375%	5/1/2012	236,786
465,000	Kansas City Southern Mex		12.500%	4/1/2016	534,150
270,000	Ship Finance International Ltd.		8.500%	12/15/2013	263,250
					2,388,482

	TOTAL CORPORATE BONDS	`			64,299,583
	( Cost - $59,906,491)

	PREFERRED STOCK - 1.70%		Dividend
Shares	BANKS - 1.70%		Rate %
120	Regions Financial Corp.		10.0000		200,100
1,015	Wells Fargo & Co.		7.5000		956,739
	TOTAL PREFERRED STOCK
	( Cost - $844,932)				1,156,839

	TOTAL INVESTMENTS - 96.35%
	( Cost - $60,751,423)				$ 65,456,422
	OTHER ASSETS LESS LIABILITIES - 3.65%				2,479,646
	NET ASSETS - 100.00%				$ 67,936,068

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

REIT - Real Estate Investment Trust

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010

	At January 31, 2010, net unrealized appreciation on investment securities, for book purposes,
	was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an
	excess of value over cost:				$ 4,798,428
	Aggregate gross unrealized depreciation for all investments for which there was an
	excess of cost over value:				(93,429)
	Net unrealized appreciation				$ 4,704,999

Security valuation policies and other investment related disclosures are hereby incorporated by reference o the annual and semi-annual reports previously from registration, filed with the Securities and Exchange Commission Form N-CSR.

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010
Shares	Security			Market Value
	COMMON STOCK - 60.70%
	BEVERAGES - 7.80%
64,100	Fomento Economico Mexicano SAB de CV^			$ 2,702,456
49,700	Pepsi Bottling Group, Inc.			1,848,840
6,600	PepsiAmericas, Inc.			191,730
				4,743,026
	CHEMICALS - 3.69%
99,400	Huntsman Corp. ^			1,211,686
32,600	Terra Industries, Inc. ^			1,030,160
				2,241,846
	COMMERCIAL SERVICES - 4.16%
51,400	Brink's Home Security Holdings, Inc. *			2,107,400
36,859	Live Nation Entertainment, Inc. * ^			422,784
				2,530,184
	COSMETICS/PERSONAL CARE - 2.01%
13,100	Chattem, Inc. *			1,224,326

	DIVERSIFIED FINANCIAL SERVICES - 2.36%
5,000	CME Group, Inc. - Cl. A ^			1,434,100

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.53%
50,000	SunPower Corp. *			928,500

	ELECTRONICS - 0.89%
10,500	Varian, Inc. *			541,380

	HEALTHCARE - PRODUCTS - 3.56%
13,900	Alcon, Inc. ^			2,164,369

	HOLDING COMPANIES - DIVERSIFIED - 2.94%
183,800	Liberty Acquisition Holdings Corp. *			1,784,698

	MEDIA - 2.46%
58,300	Cablevision Systems Corp. ^			1,494,812
7	DIRECTV *			213
				1,495,025
	OFFICE / BUSINESS EQUIPMENT - 1.72%
120,000	Xerox Corp. ^			1,046,400

	OIL & GAS - 4.98%
68,000	XTO Energy, Inc.			3,030,760

	OIL & GAS SERVICES - 2.57%
75,670	BJ Services Co.			1,564,099

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security			Market Value
	PHARMACEUTICALS - 5.08%
27,000	Mead Johnson Nutrition Co. - Cl. A ^			$ 1,221,210
100,000	Pfizer, Inc. ^			1,866,000
				3,087,210
	RETAIL - 3.08%
30,000	McDonald's Corp. ^			1,872,900

	SOFTWARE - 0.37%
10,300	IMS Health, Inc.			222,892

	TELECOMMUNICATIONS - 4.37%
114,400	3Com Corp. *			852,280
10,000	Hutchison Telecommunications International Ltd. - ADR *			41,200
60,000	Verizon Communications, Inc. ^			1,765,200
				2,658,680
	TRANSPORTATION - 7.13%
43,500	Burlington Northern Santa Fe Corp.			4,338,255

	TOTAL COMMON STOCK			36,908,650
	( Cost - $37,032,175)

	PREFERRED STOCK - 14.10%		Dividend
	BANKS - 7.98%		Rate %
76,600	Bank of America Corp.		4.000%	1,879,764
25,000	Bank One Capital VI		7.200%	623,500
8,900	Fifth Third Capital Trust VII		8.875%+	224,012
1,400	Goldman Sach Group, Inc.		6.200%	34,818
87,358	KeyCorp Capital X		8.000%	2,086,982
				4,849,076
	DIVERSIFIED FINANCIAL SERVICES - 6.12%
6,095	Citigroup Capital XIX		7.250%	125,862
66,500	Countrywide Capital V		7.000%	1,409,135
14,500	JP Morgan Chase Capital XXVI		8.000%	396,430
71,500	NAT City Capital Trust IV		8.000%	1,791,075
				3,722,502

	TOTAL PREFERRED STOCK			8,571,578
	( Cost - $8,275,551)

	EXCHANGE TRADED FUNDS - 2.27%
	EQUITY FUND - 2.27%
66,956	PowerShares S&P 500 BuyWrite Portfolio			1,380,385
	TOTAL EXCHANGE TRADED FUNDS
	( Cost - $1,150,999)

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
		Interest	Maturity
Principal	Security	Rate	Date	Market Value
	CORPORATE BONDS - 0.85%
	SEMICONDUCTORS - 0.85%
520,000	Advanced Micro Devices, Inc.	5.750%	8/15/2012	513,500
	TOTAL CORPORATE BONDS
	( Cost - $511,511)

Contracts**	PURCHASED PUT OPTIONS - 0.08%
300	McDonald's Corp.			12,300
	Expiration March 2010, Exercise Price $57.50
1,000	Pfizer, Inc.			8,000
	Expiration March 2010, Exercise Price $15
600	Verizon Communications, Inc.			30,600
	Expiration April 2010, Exercise Price $27
	TOTAL PURCHASED PUT OPTIONS			50,900
	( Cost - $80,808)

	TOTAL INVESTMENTS - 78.00%
	( Cost - $47,051,044)			$ 47,425,013
	OTHER ASSETS LESS LIABILITIES - 22.00%			13,377,438
	NET ASSETS - 100.00%			$ 60,802,451

At January 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 1,414,309
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(1,040,340)
Net unrealized appreciation				$ 373,969

Contracts**	SCHEDULE OF WRITTEN OPTIONS - (1.66)%
39	Alcon, Inc.			26,520
	Call - Expiration February 2010, Exercise Price $150
100	Alcon, Inc.			30,000
	Call - Expiration February 2010, Exercise Price $155
583	Cablevision, Inc.			97,653
	Call - Expiration March 2010, Exercise Price $25
50	CME Group, Inc.			122,500
	Call - Expiration March 2010, Exercise Price $270
240	Fomento Economico Mexicano SAB de CV			62,400
	Call - Expiration February 2010, Exercise Price $40
401	Fomento Economico Mexicano SAB de CV			14,035
	Call - Expiration February 2010, Exercise Price $45
994	Huntsman Corp.			151,585
	Call - Expiration March 2010, Exercise Price $11
250	Live Nation Entertainment, Inc.			77,385
	Call - Expiration February 2010, Exercise Price $15
300	McDonald's Corp.			40,800
	Call - Expiration March 2010, Exercise Price $62.50

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010

Contracts***	SCHEDULE OF WRITTEN OPTIONS (Continued)			Market Value
270	Mead Johnson Nutrition Co.			$ 160,650
	Call - Expiration March 2010, Exercise Price $40
1,000	Pfizer, Inc.			23,000
	Call - Expiration March 2010, Exercise Price $20
984	Telmex Internacional SAB de CV - ADR			44,280
	Put - Expiration March 2010, Exercise Price $17.50
326	Terra Industries, Inc.			65,200
	Call - Expiration February 2010, Exercise Price $31
600	Verizon Communications, Inc.			3,000
	Call - Expiration April 2010, Exercise Price $35
1,200	Xerox Corp.			90,000
	Call - Expiration February 2010, Exercise Price $8
	TOTAL WRITTEN OPTIONS			1,009,008
	(Proceeds - $1,309,293)

Shares	SECURITIES SOLD SHORT - (13.84)%
30,268	Baker Hughes, Inc.			1,370,535
6	Berkshire Hathaway, Inc. *			687,600
48,300	Exxon Mobil Corp.			3,111,969
17,656	PepsiCo, Inc.			1,052,651
50,000	SunPower Corp. - Cl. A *			1,019,500
26,978	Tyco International Ltd. *			955,830
	TOTAL SECURITIES SOLD SHORT			8,198,085
	(Proceeds - $8,161,901)

* Non-Income producing security.
** Each Option Contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
^ Subject to a Call Option Written.
+ Variable rate security. Dividend rate shown as of January 31, 2010

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010
Shares	Security			Market Value

	COMMON STOCK - 45.47%
	AEROSPACE/DEFENSE - 1.41%
1,900	L-3 Communications Holdings, Inc.			$ 158,346
3,045	United Technologies Corp.			205,477
				363,823
	APPAREL - 1.12%
4,520	Nike, Inc.			288,150

	BANKS - 1.50%
2,600	Goldman Sachs Group, Inc.			386,672

	BEVERAGES - 2.16%
4,850	Coca-Cola Co.			263,113
4,400	Diageo PLC			295,636
				558,749
	COMMERCIAL SERVICES - 1.70%
3,000	Apollo Group, Inc. *			181,770
1,030	Mastercard, Inc. - Cl. A			257,397
				439,167
	COMPUTERS - 2.94%
8,775	Accenture PLC - Cl. A			359,687
7,690	Infosys Technologies Ltd. - ADR			399,188
				758,875
	DIVERSIFIED FINANCIAL SERVICES - 2.79%
2,000	Affiliated Managers Group, Inc. *			121,140
1,420	BlackRock, Inc. - Cl. A			303,624
3,000	Franklin Resources, Inc.			297,090
				721,854
	ENGINEERING & CONSTRUCTION - 0.82%
11,700	ABB Ltd. - ADR *			210,951

	HEALTHCARE PRODUCTS - 3.37%
1,310	Alcon, Inc.			203,980
5,450	Johnson & Johnson			342,587
4,500	Medtronic, Inc.			193,005
2,500	Stryker Corp.			129,800
				869,372
	INTERNET - 3.64%
4,432	Amazon.com, Inc. *			555,817
16,700	EBay, Inc. *			384,434
				940,251
	INVESTMENT SERVICES - 1.00%
5,200	T Rowe Price Group, Inc.			258,024

	MISCELLANEOUS MANUFACTURING - 0.52%
2,200	Eaton Corp.			134,728

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security			Market Value
	OIL & GAS - 14.91%
5,188	Apache Corp.			$ 512,419
5,020	Devon Energy Corp.			335,888
4,405	Ensco International PLC			171,927
11,715	Halliburton Co.			342,195
12,700	Noble Corp. *			512,064
8,400	Noble Energy, Inc.			621,096
12,199	Pride International, Inc. *			361,090
9,500	Schlumberger Ltd.			602,870
3,800	Suncor Energy, Inc.			120,270
3,200	Transocean Ltd. *			271,168
				3,850,987
	RETAIL - 1.55%
2,650	Wal-Mart Stores, Inc.			141,590
7,200	Walgreen Co.			259,560
				401,150
	SOFTWARE - 3.85%
16,450	Microsoft Corp.			463,561
23,050	Oracle Corp.			531,533
				995,094
	TELECOMMUNICATIONS - 2.19%
25,125	Cisco Systems, Inc. *			564,559

	TOTAL COMMON STOCK			11,742,406
	( Cost - $11,219,101)

Shares	Security	Dividend Rate (%)
	PREFERRED STOCK - 12.18%
	AGRICULTURE - 4.06%
14,500	Archer-Daniels-Midland Co.	6.250%		622,050
700	Bunge Limited	5.125%		425,425
				1,047,475
	BANKS - 3.08%
540	Bank of America Corp.	7.250%		488,700
325	Wells Fargo & Co.	7.500%		306,345
				795,045
	DIVERSIFIED FINANCIAL SERVICES - 2.11%
5,500	AMG Capital Trust II	5.150%		180,125
4,825	Vale Capital II	6.750%		364,336
				544,461
	MINING - 1.76%
4,635	Freeport-McMoRan Copper & Gold Inc.	6.750%		456,084

	PHARMACEUTICALS - 1.17%
270	Mylan, Inc.	6.500%		303,523

	TOTAL PREFERRED STOCK			3,146,588
	( Cost - $2,825,714)

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	CONVERTIBLE BONDS - 40.94%
	AEROSPACE/DEFENSE - 0.52%
$ 130,000	L-3 Communications Holdings, Inc.	3.000%	8/1/2035	$ 133,250

	AUTO MANUFACTURERS - 0.55%
140,000	Navistar International Corp.	3.000%	10/15/2014	141,660

	BIOTECHNOLOGY - 2.25%
290,000	Amgen, Inc.	0.375%	2/1/2013	293,625
250,000	Life Technologies Corp.	3.250%	6/15/2025	286,617
				580,242
	COMPUTERS - 7.90%
780,000	EMC Corp.	1.750%	12/1/2013	944,928
260,000	International Business Machines Corp.	2.100%	5/6/2013	261,648
140,000	Maxtor Corp.	2.375%	8/15/2012	155,400
610,000	NetApp, Inc.	1.750%	6/1/2013	677,863
				2,039,839
	DIVERSIFIED FINANCIAL SERVICES - 0.95%
250,000	Affiliated Managers Group, Inc.	3.950%	8/15/2038	244,688

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.70%
165,000	Emerson Electric Co.	5.000%	12/15/2014	181,069

	ENTERTAINMENT - 0.57%
125,000	International Game Technology - 144A	3.250%	5/1/2014	148,437

	HEALTHCARE SERVICES / PRODUCTS - 2.45%
290,000	Kinetic Concepts, Inc. - 144A	3.250%	4/15/2015	298,338
325,000	Medtronic, Inc.	1.625%	4/15/2013	335,156
				633,494
	HOLDING COMPANIES - DIVERSIFIED - 0.94%
210,000	Leucadia National Corp.	3.750%	4/15/2014	243,863

	HOUSEHOLD PRODUCTS - 1.09%
250,000	Kimberly-Clark Corp.	6.125%	8/1/2017	281,035

	INTERNET - 2.74%
531,000	Symantec Corp.	1.000%	6/15/2013	572,816
160,000	Verisign, Inc.	3.250%	8/15/2037	134,200
				707,016
	IRON / STEEL - 0.54%
110,000	Allegheny Technologies, Inc.	4.250%	6/1/2014	138,875

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	MACHINERY - 1.10%
$ 277,000	AGCO Corp.	1.250%	12/15/2036	$ 284,271

	MINING - 4.54%
230,000	Goldcorp, Inc. - 144A	2.000%	8/1/2014	246,100
230,000	Newmont Mining Corp.	1.250%	7/15/2014	268,813
400,000	Newmont Mining Corp.	1.625%	7/15/2017	466,500
70,000	Newmont Mining Corp.	3.000%	2/15/2012	82,448
110,000	Sterlite Industries India Ltd.	4.000%	10/30/2014	108,783
				1,172,644
	MISCELLANEOUS MANUFACTURING - 1.03%
250,000	Danaher Corp.	0.000%	1/22/2021	266,987

	OIL & GAS - 3.62%
130,000	Cameron International Corp.	2.500%	6/15/2026	160,496
365,000	Chesapeake Energy Corp.	2.500%	5/15/2037	311,619
50,000	Chesapeake Energy Corp.	2.500%	5/15/2037	42,688
150,000	Chesapeake Energy Corp.	2.750%	11/15/2035	145,240
285,000	Transocean, Inc.	1.500%	12/15/2037	274,312
				934,355

	PHARMACEUTICALS - 4.09%
170,000	Endo Pharmaceuticals Holdings, Inc. - 144A	1.750%	4/15/2015	157,462
80,000	Medicis Pharmaceutical Corp.	2.500%	6/4/2032	80,800
220,000	Mylan, Inc.	1.250%	3/15/2012	223,521
190,000	Teva Pharmaceutical Finance	1.750%	2/1/2026	228,950
295,000	Teva Pharmaceutical Finance	0.250%	2/1/2026	365,431
				1,056,164
	RETAIL - 0.78%
190,000	Best Buy, Inc.	2.250%	1/15/2022	201,638

	SEMICONDUCTORS - 3.20%
110,000	Intel Corp.	2.950%	12/15/2035	103,816
175,000	Intel Corp. -144A	3.250%	8/1/2039	191,596
275,000	Micron Technology, Inc.	1.875%	6/1/2014	240,969
292,000	ON Semiconductor Corp.	2.625%	12/15/2026	289,080
				825,461
	TELECOMMUNICATIONS - 1.38%
340,000	Nuance Communications, Inc.	2.750%	8/15/2027	355,725

	TOTAL CONVERTIBLE BONDS			10,570,713
	( Cost - $9,664,871)

	TOTAL INVESTMENTS - 98.59%
	( Cost - $23,709,686)			$ 25,459,707
	OTHER ASSETS LESS LIABILITIES - 1.41%			363,659
	NET ASSETS - 100.00%			$ 25,823,366

*  Non-Income producing security.
ADR - American Depositary Receipt
144A - Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010

	At January 31, 2010, net unrealized appreciation on investment securities, for book purposes,
	was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an
	excess of value over cost:			$ 2,531,609
	Aggregate gross unrealized depreciation for all investments for which there was an
	excess of cost over value:			(781,588)
	Net unrealized appreciation			$ 1,750,021

	Security valuation policies and other investment related disclosures are hereby incorporated by reference
	to the annual and semi-annual reports previously filed with the Securities and Exchange Commission form N-CSR

Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010
Shares	Security	Market Value

	COMMON STOCK - 95.6%
	AEROSPACE/DEFENSE - 4.4%
16,572	Honeywell International, Inc.	$ 640,342
14,016	United Technologies Corp.	945,800
		1,586,142
	BANKS - 11.8%
58,128	Bank of America Corp.	882,383
36,700	Bank of New York Mellon Corp.	1,067,603
24,102	JPMorgan Chase & Co.	938,532
26,014	SunTrust Banks, Inc.	632,921
27,907	US Bancorp	699,908
		4,221,347
	COMPUTERS - 1.4%
38,400	Dell, Inc. *	495,360

	CONGLOMERATES - 9.4%
22,100	Dover Corp.	947,648
16,352	Emerson Electric Co.	679,262
13,967	Fortune Brands, Inc.	580,608
70,927	General Electric Co.	1,140,506
		3,348,024
	COSMETICS/PERSONAL CARE - 3.0%
17,200	Procter & Gamble Co.	1,058,660

	ELECTRIC UTILITIES - 3.5%
10,236	FPL Group, Inc.	499,107
23,900	Public Service Enterprise Group, Inc.	731,101
		1,230,208
	HEALTHCARE-SERVICES - 4.0%
10,800	Covance, Inc. *	627,588
16,800	Humana, Inc. *	816,816
		1,444,404
	INDUSTRIAL EQUIPMENT - 1.1%
12,580	Ingersoll-Rand PLC	408,347

	INSURANCE - 2.0%
24,432	Allstate Corp.	731,250

	MEDICAL - 4.9%
12,800	Baxter International, Inc.	737,152
8,902	Laboratory Corp. of America Holdings *	632,932
6,900	Quest Diagnostics, Inc.	384,123
		1,754,207

Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value

	MINING - 2.4%
12,800	Freeport-McMoRan Copper & Gold, Inc.	$ 853,632

	OIL & GAS - 19.4%
17,932	Apache Corp.	1,771,144
20,400	Chevron Corp.	1,471,248
23,796	ConocoPhillips	1,142,208
38,974	Marathon Oil Corp.	1,161,815
16,400	Transocean Ltd. *	1,389,736
		6,936,151
	PHARMACEUTICALS - 4.7%
34,800	AmerisourceBergen Corp.	948,648
19,400	Watson Pharmaceuticals, Inc. *	744,378
		1,693,026
	RAILROADS - 3.3%
12,000	Burlington Northern Santa Fe Corp.	1,196,760

	RETAIL - APPAREL - 1.7%
9,800	NIKE, Inc.	624,750

	RETAIL - AUTO PARTS - 2.9%
6,636	AutoZone, Inc. *	1,028,779

	RETAIL - CONSUMER ELECTRONICS - 1.4%
14,100	Best Buy Co., Inc.	516,765

	RETAIL - DISCOUNT - 2.2%
14,700	Wal-Mart Stores, Inc.	785,421

	SEMICONDUCTORS - 3.1%
56,528	Intel Corp.	1,096,643

	SOFTWARE - 2.5%
32,200	Microsoft Corp.	907,396

	TELEPHONE - INTERGRATED - 2.0%
28,245	AT&T, Inc.	716,293

	TOBACCO - 4.5%
58,595	Altria Group, Inc.	1,163,697
9,595	Philip Morris International, Inc.	436,668
		1,600,365

	TOTAL COMMON STOCK ( Cost - $29,141,057)	34,233,930

Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
		Market Value

	TOTAL INVESTMENTS - 95.6% ( Cost - $29,141,057)	$ 34,233,930
	OTHER ASSETS LESS LIABILITIES - 4.4%	1,568,811
	NET ASSETS - 100.0%	$ 35,802,741

* Non-Income producing security.

At January 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 6,971,448
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(1,878,575)
Net unrealized appreciation:		$ 5,092,873

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010
Shares	Security	Market Value
	REAL ESTATE INVESTMENT TRUSTS - 97.27%
	Apartments - 11.24%
8,200	Apartment Investment & Management Co.	$ 125,952
1,240	AvalonBay Communities, Inc.	94,996
2,100	BRE Properties, Inc.	67,347
800	Camden Property Trust	31,016
2,600	Equity Lifestyle Properties, Inc.	125,632
2,600	Mid-America Apartment Communities, Inc.	121,992
11,100	UDR, Inc.	172,716
		739,651
	Diversified - 10.89%
13,900	CapLease, Inc.	63,801
1,400	Colonial Properties Trust	15,414
300	Digital Realty Trust, Inc.	14,400
6,400	Liberty Property Trust	194,560
4,067	One Liberty Properties, Inc.	36,848
3,911	Vornado Realty Trust	252,963
5,300	Washington Real Estate Investment Trust	138,807
		716,793
	Health Care - 10.15%
6,200	HCP, Inc.	175,770
1,400	Health Care REIT, Inc.	60,200
2,400	National Health Investors, Inc.	81,648
700	Nationwide Health Properties, Inc.	23,072
800	Omega Healthcare Investors, Inc.	14,968
7,400	Ventas, Inc.	312,280
		667,938
	Hotels - 6.62%
8,300	Hospitality Properties Trust	183,596
23,826	Host Hotels & Resorts, Inc.	252,556
		436,152
	Manufactured Homes - 4.15%
6,200	Equity Residential	198,710
4,100	Sun Communities, Inc.	74,251
		272,961
	Office Property - 19.47%
3,100	Boston Properties, Inc.	201,097
13,900	Brandywine Realty Trust	156,097
10,300	Douglas Emmett, Inc.	142,449
19,500	HRPT Properties Trust	130,065
5,200	Highwoods Properties, Inc.	157,092
5,600	Mack-Cali Realty Corp.	182,672
4,300	Parkway Properties, Inc.	89,569
4,900	SL Green Realty Corp.	222,901
		1,281,942

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value
	Regional Malls - 19.07%
14,400	CBL & Associates Properties, Inc.	$ 144,000
14,400	Glimcher Realty Trust	46,368
6,620	Macerich Co.	204,227
10,200	Pennsylvania Real Estate Investment Trust	91,392
10,691	Simon Property Group, Inc.	769,752
		1,255,739
	Shopping Centers - 2.69%
400	Federal Realty Investment Trust	25,752
11,700	Inland Real Estate Corp.	98,748
4,181	Kimco Realty Corp.	52,764
		177,264
	Single Tenant - 1.26%
2,800	Agree Realty Corp.	54,852
1,300	Getty Realty Corp.	28,041
		82,893
	Storage - 6.73%
4,282	Public Storage	339,049
15,000	U-Store-It Trust	103,800
		442,849
	Warehouse - 5.00%
1,000	AMB Property Corp.	24,000
9,700	First Industrial Realty Trust, Inc.	49,664
20,300	ProLogis	255,780
		329,444

	TOTAL REAL ESTATE INVESTMENT TRUSTS	6,403,626
	( Cost - $5,180,804)

	TOTAL INVESTMENTS - 97.27%
	( Cost - $5,180,804)	$ 6,403,626
	OTHER ASSETS LESS LIABILITIES - 2.73%	179,565
	NET ASSETS - 100.00%	$ 6,583,191

At January 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 1,269,514
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(46,692)
Net unrealized appreciation		$ 1,222,822

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010
Shares	Security	Value

	COMMON STOCK - 97.4%
	AEROSPACE/DEFENSE - 1.5%
38,769	BAE Systems PLC	$ 217,718
1,692	Finmeccanica SpA	23,466
41,509	Rolls-Royce Group PLC *	316,562
		557,746
	AGRICULTURE - 0.3%
1,159	British American Tobacco PLC	38,370
3,800	Swedish Match AB	79,616
		117,986
	AIRLINES - 0.1%
9,189	Turk Hava Yollari	33,600

	AUTO MANUFACTURERS - 0.3%
11,000	Fuji Heavy Industries Ltd. *	51,605
8,900	Nissan Motor Co. Ltd. *	72,246
		123,851
	AUTO PARTS & EQUIPMENT - 3.1%
3,100	Aisin Seiki Co. Ltd.	81,689
4,599	Cie Generale des Etablissements Michelin	356,369
3,600	Exedy Corp.	79,275
57,541	GKN PLC *	105,328
3,000	Koito Manufacturing Co. Ltd.	52,213
4,000	NHK Spring Co. Ltd.	34,720
5,300	Stanley Electric Co. Ltd.	100,853
3,600	Tokai Rika Co. Ltd.	75,353
8,609	Valeo SA *	282,967
		1,168,767
	BEVERAGES - 0.8%
2,900	Cia de Bebidas das Americas	267,331
7,700	Coca-Cola Femsa SAB de CV	47,743
		315,074
	BUILDING MATERIALS - 0.5%
2,870	HeidelbergCement AG	172,957

	CHEMICALS - 3.4%
3,172	Akzo Nobel NV	188,942
10,954	BASF SE	620,473
20,000	Formosa Chemicals & Fibre Corp.	43,191
2,762	Koninklijke DSM NV	128,814
908	Linde AG	99,753

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Value

	CHEMICALS - 3.4% (Continued)
10,000	Mitsui Chemicals, Inc.	$ 26,699
1,570	Nan Ya Plastics Corp.	2,935
1,000	Nissan Chemical Industries Ltd.	13,152
29,000	TSRC Corp.	34,475
15,000	Ube Industries Ltd.	38,790
779	Wacker Chemie AG	102,249
		1,299,473
	COMMERCIAL BANKS - 9.9%
10,695	ABSA Group Ltd.	188,062
43,095	Akbank TAS	252,452
17,904	Anglo Irish Bank Corp. Ltd. *	0
5,163	BNP Paribas	369,068
79,500	BOC Hong Kong Holdings Ltd.	165,167
2,423	Credicorp Ltd.	180,828
13,361	Credit Agricole SA	209,581
116,082	FirstRand Ltd.	282,653
18,114	Governor & Co. of the Bank of Ireland *	32,884
6,600	Hang Seng Bank Ltd.	92,119
70,007	Nordea Bank AB	642,420
9,158	Standard Bank Group Ltd.	130,481
2,159	Svenska Handelsbanken AB	56,288
26,994	Turkiye Garanti Bankasi AS	113,538
30,125	Turkiye Halk Bankasi AS	205,214
62,753	Turkiye Is Bankasi	276,448
72,570	Turkiye Vakiflar Bankasi Tao *	192,921
28,000	United Overseas Bank Ltd.	359,154
		3,749,278
	COMMERCIAL SERVICES - 0.3%
2,700	Secom Co. Ltd.	120,817

	COMPUTERS - 1.9%
30,000	Compal Electronics, Inc.	41,597
59,000	Fujitsu Ltd.	359,337
176,000	Qisda Corp. *	90,988
64,000	Quanta Computer, Inc.	127,420
53,000	Wistron Corp.	100,075
		719,417

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Value

	DISTRIBUTION/WHOLESALE - 1.0%
10,000	Jardine Cycle & Carriage Ltd.	$ 178,884
43,600	Sojitz Corp.	80,063
8,200	Toyota Tsusho Corp.	124,242
		383,189
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
35,609	Babcock & Brown Ltd. *	0
55,100	BM&FBOVESPA SA	373,753
252,000	China Development Financial Holding Corp. *	69,716
28,800	Hong Kong Exchanges and Clearing Ltd.	485,447
15,117	Investec Ltd.	107,453
8,800	Redecard SA	123,557
6,416	RMB Holdings Ltd.	25,958
5,000	Singapore Exchange Ltd.	28,221
43,000	Yuanta Financial Holding Co. Ltd.	27,282
		1,241,387
	ELECTRIC - 1.9%
12,700	Centrais Eletricas Brasileiras SA	270,959
5,100	Cia Energetica de Sao Paulo	63,835
5,400	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	103,298
20,000	Hongkong Electric Holdings Ltd.	111,911
15,173	National Grid PLC	152,473
		702,476
	ELECTRICAL EQUIPMENT - 0.2%
3,800	Brother Industries Ltd.	40,946
73,000	Walsin Lihwa Corp. *	24,801
		65,747
	ELECTRONICS - 5.3%
17,100	Alps Electric Co. Ltd. *	97,775
31,000	Chunghwa Picture Tubes *	3,777
129,000	Coretronic Corp.	182,350
710,000	HannStar Display Corp. *	160,118
40,271	Koninklijke Philips Electronics NV	1,216,899
26,230	Laird PLC	51,799
3,490	LG Display Co. Ltd.	112,830
10,100	Mitsumi Electric Co. Ltd.	175,362
		2,000,910

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Value

	ENGINEERING & CONSTRUCTION - 0.5%
14,911	Aveng Ltd.	$ 69,515
36,600	Grupo Aeroportuario del Pacifico SAB de CV - Cl. B	115,531
1,763	Skanska AB - B Shares	27,296
		212,342
	ENTERTAINMENT - 0.1%
17,445	Ladbrokes PLC	43,659

	FOOD - 2.9%
1,342	BIM Birlesik Magazalar AS	61,055
37,652	Compass Group PLC	256,673
427	George Weston Ltd.	27,629
26,227	Koninklijke Ahold NV	329,778
6,500	Nisshin Seifun Group, Inc.	86,727
558	Parmalat SpA	1,400
5,790	Shoprite Holdings Ltd.	53,135
8,863	Unilever NV	271,562
		1,087,959
	FOREST PRODUCTS & PAPER - 0.8%
15,145	Mondi PLC	85,880
16,820	Svenska Cellulosa AB B Shares	226,736
		312,616
	GAS - 0.1%
19,000	Hong Kong & China Gas Co. Ltd.	41,478

	HEALTHCARE-PRODUCTS - 0.5%
2,429	Cie Generale d'Optique Essilor International SA	141,391
1,100	Terumo Corp.	61,581
		202,972
	HOLDING COMPANIES-DIVERSIFIED - 3.8%
239,336	Dogan Sirketler Grubu Holdings	175,027
46,522	Haci Omer Sabanci Holding AS	200,291
9,594	Imperial Holdings Ltd.	100,636
28,100	Investimentos Itau SA	168,148
30,000	Keppel Corp. Ltd.	177,376
96,434	KOC Holding AS *	327,424
418	LG Corp.	22,529

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Value

	HOLDING COMPANIES-DIVERSIFIED - 3.8% (Continued)
68,000	Noble Group Ltd.	$ 138,268
3,385	Remgro Ltd.	40,045
7,500	Swire Pacific Ltd. Cl. A	81,348
		1,431,092
	HOME BUILDERS - 0.1%
84,420	Taylor Wimpey PLC *	51,844

	HOME FURNISHINGS - 1.9%
22,672	Arcelik AS *	89,891
26,101	Electrolux AB *	615,257
		705,148
	HOUSEHOLD PRODUCTS/WARES - 0.1%
7,524	Husqvarna AB *	51,226

	HOUSEWARES - 0.1%
27,948	Turk Sise ve Cam Fabrikalari AS *	36,220

	INSURANCE - 2.1%
16,249	AXA SA	334,798
2,620	Dongbu Insurance Co. Ltd.	75,327
567	Hannover Rueckversicherung AG *	26,173
357	Muenchener Rueckversicherungs AG	53,767
419	Sampo OYJ A Shares	10,128
1,096	Samsung Fire & Marine Insurance Co. Ltd.	174,732
34,544	Sanlam Ltd.	103,634
		778,559
	IRON/STEEL - 3.8%
6,217	ArcelorMittal South Africa Ltd.	85,661
3,260	Dongkuk Steel Mill Co. Ltd.	64,210
973	Hyundai Steel Co.	71,129
2,618	Kumba Iron Ore Ltd.	111,270
8,018	Mechel - ADR	158,676
1,461	Novolipetsk Steel OJSC GDR *	44,926
3,764	Salzgitter AG	333,309
2,688	Severstal GDR *	33,331
1,388	SSAB AB	22,447
14,968	ThyssenKrupp AG	475,992
934	Voestalpine AG	32,722
600	Yamato Kogyo Co. Ltd.	18,828
		1,452,501

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Value

	LODGING - 0.2%
6,000	City Developments Ltd.	$ 45,502
964	Intercontinental Hotels Group PLC	13,820
		59,322
	MACHINERY-CONSTRUCTION & MINING - 1.2%
17,856	Atlas Copco AB A Shares	242,215
16,385	Atlas Copco AB B Shares	197,614
		439,829
	MEDIA - 0.4%
1,457	Lagardere SCA	56,492
41,000	Singapore Press Holdings Ltd.	107,549
		164,041
	METAL FABRICATE/HARDWARE - 1.3%
1,021	SKF AB	15,784
20,281	Tenaris SA	451,631
174	Vallourec SA	29,948
		497,363
	MINING - 4.8%
2,000	Dowa Holdings Co. Ltd.	11,119
7,174	Eurasian Natural Resources Corp.	103,336
8,812	KGHM Polska Miedz SA	289,753
7,000	Mitsui Mining & Smelting Co. Ltd. *	18,416
20,870	MMC Norilsk Nickel ADR *	319,311
8,736	Southern Copper Corp.	232,640
9,000	Sumitomo Metal Mining Co. Ltd.	125,071
22,766	Umicore	702,113
		1,801,759
	MISCELLANEOUS MANUFACTURING - 1.1%
6,510	Alfa Laval AB	88,432
5,000	FUJIFILM Holdings Corp.	159,922
6,365	IMI PLC	55,401
12,000	Konica Minolta Holdings, Inc.	122,424
		426,179
	OIL & GAS - 7.7%
5,087	BG Group PLC	93,601
100,052	BP PLC	934,716
5,697	ENI SpA	132,492
3,171	Gazprom OAO - ADR	78,038
38	Lukoil OAO - ADR	2,086
23,745	Royal Dutch Shell PLC A Shares	657,971

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Value

	OIL & GAS - 7.7% (Continued)
27,062	Royal Dutch Shell PLC B Shares	$ 721,047
14,255	Tupras Turkiye Petrol Rafine	294,336
		2,914,287
	OIL & GAS SERVICES - 0.2%
1,259	Cie Generale de Geophysique-Veritas *	30,812
3,076	Petrofac Ltd.	47,220
		78,032
	PHARMACEUTICALS - 13.2%
2,123	Actelion Ltd. *	112,875
10,800	Astellas Pharma, Inc.	397,772
24,522	AstraZeneca PLC	1,139,524
2,400	Chugai Pharmaceutical Co. Ltd.	42,793
25,495	GlaxoSmithKline PLC - ADR	994,560
851	Ipsen SA	45,788
8,000	Kyowa Hakko Kirin Co. Ltd.	83,255
1,000	Mitsubishi Tanabe Pharma Corp.	14,147
2,149	Novartis AG	115,570
1,800	Ono Pharmaceutical Co. Ltd.	79,985
2,234	Orion OYJ	48,900
332	Roche Holding AG	55,974
17,077	Sanofi-Aventis SA	1,263,569
3,600	Santen Pharmaceutical Co. Ltd.	113,149
11,300	Takeda Pharmaceutical Co. Ltd.	494,998
		5,002,859
	REAL ESTATE - 2.4%
16,000	Cheung Kong Holdings Ltd.	188,195
58,000	Chinese Estates Holdings Ltd.	93,847
51,000	Hang Lung Properties Ltd.	173,034
30,000	Hysan Development Co. Ltd.	74,172
11,000	Keppel Land Ltd.	25,463
41,000	New World Development Ltd.	66,886
21,000	Sun Hung Kai Properties Ltd.	268,674
		890,271
	RETAIL - APPAREL/SHOES - 2.3%
13,290	Esprit Holdings Ltd.	93,586
10,599	Hennes & Mauritz AB	624,077
488	Inditex SA	30,738
3,281	Next PLC	102,498
		850,899

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Value

	RETAIL - BUILDING PRODUCTS - 0.2%
19,734	Kingfisher PLC	$ 66,592

	RETAIL - CONVENIENCE STORE - 0.3%
2,159	Alimentation Couche Tard, Inc.	41,052
75,900	CP ALL PCL	52,388
600	FamilyMart Co. Ltd.	18,949
		112,389
	RETAIL - MAJOR DEPARTMENT STORE - 0.4%
22,440	Home Retail Group PLC	91,199
11,933	Pick n Pay Stores Ltd.	63,073
		154,272
	RETAIL - MISCELLANEOUS/DIVERSIFIED - 0.1%
16,494	Woolworths Holdings Ltd.	39,617

	RETAIL - PUBS - 0.4%
39,979	Enterprise Inns PLC *	75,644
51,316	Punch Taverns PLC *	68,451
		144,095
	RETAIL - RESTAURANTS - 0.1%
1,560	Whitbread PLC	34,930

	SEMICONDUCTORS - 3.7%
9,600	ASM Pacific Technology Ltd.	79,143
409,727	Macronix International	227,911
3,000	MediaTek, Inc.	48,409
88,225	Novatek Microelectronics Corp. Ltd.	258,650
20	Samsung Electronics Co. Ltd.	8,798
516	Samsung Electronics Co. Ltd.	346,736
58,124	Taiwan Semiconductor Manufacturing Co. Ltd.	110,353
654,000	United Microelectronics Corp. *	323,306
		1,403,306
	SHIPBUILDING - 0.3%
42,000	SembCorp Marine Ltd.	98,239

	TELECOMMUNICATIONS - 5.6%
4,261	Belgacom SA	155,176
5,500	Brasil Telecom SA *	38,363
69,446	BT Group PLC	151,756
4,800	Mobile Telesystems OJSC - ADR	229,344
1,136	Mobistar SA	71,515

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Value

	TELECOMMUNICATIONS - 5.6% (Continued)
1,000	Nippon Telegraph & Telephone Corp.	$ 42,026
6,162	Nokia OYJ	84,610
17,647	Tele2 AB	248,749
81,938	Telecom Corp. of New Zealand Ltd.	137,392
72,155	Telefonaktiebolaget LM Ericsson	699,640
4,548	Telkom SA Ltd.	19,766
21,094	Turk Telekomunikasyon AS	73,130
9,019	Vimpel-Communications - ADR	163,605
		2,115,072
	TEXTILES - 0.2%
6,000	Kuraray Co. Ltd.	69,809

	TRANSPORTATION - 0.6%
35,000	ComfortDelgro Corp. Ltd.	39,469
1,029	Korea Line Corp. *	36,227
16,500	Orient Overseas International Ltd.	112,000
72,000	Pacific Basin Shipping Ltd.	52,898
		240,594
	WATER - 0.1%
2,000	Cia de Saneamento Basico do Estado de Sao Paulo	33,410

	TOTAL COMMON STOCK ( Cost - $34,826,079)	36,817,457

	TOTAL INVESTMENTS - 97.4% ( Cost - $34,826,079)	$36,817,457
	OTHER ASSETS LESS LIABILITIES - 2.6%	985,756
	NET ASSETS - 100.0%	$37,803,213

	* Non-Income producing security.
	ADR - American Depositary Receipts
	GDR- Global Depositary Receipts
	At January 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 4,854,614
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(2,863,236)
	Net unrealized appreciation:	$ 1,991,378

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the
	annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010
Shares	Security	Market Value

	COMMON STOCK - 97.4%
	AEROSPACE/DEFENSE - 2.3%
7,170	Triumph Group, Inc.	$ 365,168

	APPAREL - 1.6%
6,050	Columbia Sportswear Co.	250,349

	BANKS - 11.0%
19,000	Astoria Financial Corp.	250,800
2,700	Bank of the Ozarks, Inc.	80,001
10,500	Community Bank System, Inc.	219,555
9,400	CVB Financial Corp.	90,052
3,100	Independent Bank Corp.	72,230
11,995	PacWest Bancorp	248,896
4,525	Westamerica Bancorporation	251,500
18,500	Whitney Holding Corp.	229,770
8,750	Wintrust Financial Corp.	303,975
		1,746,779
	CHEMICALS - 1.5%
9,300	Cabot Corp.	239,754

	COMMERCIAL SERVICES - 2.5%
9,650	Brink's Co.	225,617
13,720	CDI Corp.	176,851
		402,468
	DISTRIBUTION/WHOLESALE - 2.4%
9,575	Owens & Minor, Inc.	383,862

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
9,812	SWS Group, Inc.	117,744

	ELECTRIC - 1.1%
6,700	UIL Holdings Corp.	182,039

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.2%
22,320	Belden, Inc.	509,566

	ELECTRONICS - 2.0%
11,950	Park Electrochemical Corp.	313,687

	ENGINEERING & CONSTRUCTION - 1.9%
14,950	Chicago Bridge & Iron Co. NV *	303,335

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value

	ENVIRONMENTAL CONTROL - 1.0%
18,850	EnergySolutions, Inc.	$ 157,397

	GAS - 3.8%
5,810	Northwest Natural Gas Co.	251,980
9,095	South Jersey Industries, Inc.	348,611
		600,591
	HEALTHCARE-PRODUCTS - 4.1%
6,900	Cooper Cos Inc.	243,708
10,940	Meridian Bioscience, Inc.	219,238
7,500	STERIS Corp.	195,600
		658,546
	HOUSEHOLD PRODUCTS - 7.6%
16,030	Ennis, Inc.	240,450
5,955	Lancaster Colony Corp.	324,845
5,350	Toro Co.	208,383
10,300	Tupperware Brands Corp.	437,338
		1,211,016
	INDUSTRIAL - 0.8%
2,515	Lincoln Electric Holdings, Inc.	122,807

	INSURANCE - 9.6%
33,150	American Equity Investment Life Holding Co.	243,321
5,775	Assured Guaranty Ltd.	130,862
4,700	Endurance Specialty Holdings Ltd.	169,294
1,700	Infinity Property & Casualty Corp.	67,422
12,210	Max Capital Group Ltd.	274,969
7,515	Platinum Underwriters Holdings Ltd.	272,494
3,650	Safety Insurance Group, Inc.	127,750
5,650	StanCorp Financial Group, Inc.	242,837
		1,528,949
	IRON/STEEL - 1.3%
5,000	Schnitzer Steel Industries, Inc.	202,500

	MACHINERY - 0.9%
7,285	Albany International Corp.	144,899

	METAL FABRICATE/HARDWARE - 1.5%
17,050	Worthington Industries, Inc.	246,714

	OFFICE FURNISHINGS - 1.2%
17,000	Knoll Inc.	191,420

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value

	OIL & GAS - 3.4%
9,740	Holly Corp.	$ 254,214
8,750	St Mary Land & Exploration Co.	280,350
		534,564
	PACKAGING & CONTAINERS - 2.2%
20,050	Temple-Inland, Inc.	348,268

	PHARMACEUTICALS - 1.1%
11,750	Biovail Corp.	170,610

	REITS - APARTMENTS - 2.2%
8,050	American Campus Communities Inc.	206,563
4,600	Mack-Cali Realty Corp.	150,052
		356,615
	REITS - HOTELS - 1.5%
29,600	DiamondRock Hospitality Co.	240,944

	REITS - MANUFACTURED HOMES - 1.1%
3,500	Equity Lifestyle Properties, Inc.	169,120

	REITS - MORTGAGE - 1.6%
35,605	MFA Financial, Inc.	262,053

	REITS - OFFICE PROPERTY - 2.4%
18,900	Brandywine Realty Trust	212,247
7,830	Parkway Properties, Inc.	163,099
		375,346
	RETAIL & LEASING SERVICES - 1.1%
6,070	Aaron's, Inc.	169,110

	RETAIL - APPAREL - 6.2%
24,000	Finish Line, Inc.	266,160
24,150	Foot Locker, Inc.	272,653
10,800	Regis Corp.	172,044
20,762	Stage Stores, Inc.	268,245
		979,102
	RETAIL - CONVENIENCE STORE - 1.3%
6,925	Casey's General Stores, Inc.	212,459

	RETAIL - RESTAURANTS - 2.1%
12,240	Bob Evans Farms, Inc.	341,618

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value

	RETAIL - SPECIALTY - 2.4%
10,010	Cash America International, Inc.	$ 376,276

	SOFTWARE - 2.2%
15,650	Blackbaud, Inc.	348,995

	TELECOMMUNICATIONS - 2.6%
19,675	ADTRAN, Inc.	417,110

	TRANSPORTATION - 2.0%
5,700	Arkansas Best Corp.	128,478
4,200	Tidewater, Inc.	196,644
		325,122

	TOTAL COMMON STOCK ( Cost - $13,826,909)	15,506,902

	TOTAL INVESTMENTS - 97.4% ( Cost - $13,826,909)	$ 15,506,902
	OTHER ASSETS LESS LIABILITIES - 2.6%	418,203
	NET ASSETS - 100.0%	$ 15,925,105

* Non-Income producing security.
REIT - Real Estate Investment Trust
At January 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 2,414,759
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(734,766)
Net unrealized appreciation:		$ 1,679,993

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value

	COMMON STOCK - 95.02%
	AEROSPACE / DEFENSE - 2.71%
14,044	United Technologies Corp.	$ 947,689

	AUTO PARTS & EQUIPMENT - 0.40%
4,980	Johnson Controls, Inc.	138,593

	BEVERAGES - 2.53%
2,927	Cia de Bebidas das Americas - ADR	270,923
22,274	Dr. Pepper Snapple Group, Inc.	616,099
		887,022
	BIOTECHNOLOGY - 1.24%
9,358	Alexion Pharmaceuticals, Inc. *	433,930

	CHEMICALS - 2.93%
30,188	Dow Chemical Co.	817,793
2,791	Praxair, Inc.	210,218
		1,028,011
	COMMERCIAL SERVICES - 2.99%
12,778	Visa, Inc. - Cl. A	1,048,179

	COMPUTERS - 12.70%
6,946	Apple, Inc. *	1,334,466
14,147	Cognizant Technology Solutions Corp. *	617,658
14,762	Hewlett-Packard Co.	694,847
4,407	IHS, Inc. - Cl. A *	226,696
9,500	International Business Machines Corp.	1,162,705
14,212	NetApp, Inc. *	413,996
		4,450,368
	COSMETICS/PERSONAL CARE - 4.47%
8,910	Alberto-Culver Co.	252,955
10,377	Estee Lauder Co.	545,000
12,510	Procter & Gamble Co.	769,990
		1,567,945
	DISTRIBUTION/WHOLESALE - 0.53%
1,861	WW Grainger, Inc.	184,760

	ELECTRONICS - 1.50%
21,160	Tyco Electronics Ltd.	526,461

	FOOD - 7.68%
40,884	ConAgra Foods, Inc.	929,702
5,585	General Mills, Inc.	398,266
7,782	JM Smucker Co.	467,465
16,435	Kellogg Co.	894,393
		2,689,826

Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value
	HEALTHCARE-PRODUCTS - 0.63%
4,369	Hospira, Inc. *	$ 221,246

	HEALTHCARE-SERVICES - 1.74%
6,815	CIGNA Corp.	230,143
5,970	WellPoint, Inc. *	380,408
		610,551
	HOUSEHOLD PRODUCTS - 1.00%
5,794	Church & Dwight Co.	349,320

	INSURANCE - 1.18%
8,525	Aflac, Inc.	412,866

	INTERNET - 7.30%
5,630	Amazon.com, Inc. *	706,058
2,277	Google, Inc. - Cl. A *	1,205,489
4,290	NetFlix, Inc. *	267,053
1,949	Priceline.com, Inc. *	380,737
		2,559,337
	LEISURE TIME - 0.51%
6,830	Royal Caribbean Cruises Ltd. *	178,195

	MEDIA - 1.31%
7,034	Discovery Communications, Inc. *	208,628
5,869	Scripps Networks Interactive, Inc.	250,606
		459,234
	MISCELLANEOUS MANUFACTURING - 2.48%
7,765	3M Co.	625,005
5,590	Illinois Tool Works, Inc.	243,668
		868,673
	OIL & GAS - 2.27%
10,151	Occidental Petroleum Corp.	795,229

	OIL & GAS SERVICES - 1.18%
6,530	Schlumberger Ltd.	414,394

	PHARMACEUTICALS - 15.14%
22,106	Abbott Laboratories	1,170,292
8,970	Amerisource Bergen Corp.	244,522
18,456	Express Scripts, Inc. *	1,547,720
17,033	Medco Health Solutions, Inc. *	1,047,189
17,228	Merck & Co.	657,765
34,033	Pfizer, Inc.	635,056
		5,302,544

Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value
	RETAIL - 6.35%
8,535	Dollar Tree, Inc. *	$ 422,653
5,942	Nordstrom, Inc.	205,237
1,480	Panera Bread Co. *	105,702
10,972	Ross Stores, Inc.	503,944
2,060	Target Corp.	105,616
23,208	TJX Cos, Inc.	882,136
		2,225,288
	SEMICONDUCTORS - 1.93%
13,819	Intel Corp.	268,089
17,230	Xilinx, Inc.	406,283
		674,372
	SOFTWARE - 5.56%
48,264	Microsoft Corp.	1,360,080
25,526	Oracle Corp.	588,630
		1,948,710
	TELECOMMUNICATIONS - 5.36%
20,044	American Tower Corp. *	850,868
27,371	Cisco Systems, Inc. *	615,026
14,719	Vivo Participacoes SA - ADR	411,985
		1,877,879
	TRANSPORTATION - 1.40%
8,475	United Parcel Service, Inc. - Cl. B	489,601

	TOTAL COMMON STOCK	33,290,223
	( Cost - $30,428,346)

	TOTAL INVESTMENTS - 95.02%
	( Cost - $30,428,346)	$ 33,290,223
	OTHER ASSETS LESS LIABILITIES - 4.98%	1,745,664
	NET ASSETS - 100.00%	$ 35,035,887

* Non-income producing security.
ADR - American Depositary Receipt.

At January 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 3,144,097
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(282,220)
Net unrealized appreciation		$ 2,861,877

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010
Shares	Security	Market Value

	COMMON STOCK - 98.03%
	AEROSPACE/DEFENSE - 2.51%
12,555	AAR Corp. *	$ 290,899
3,147	TransDigm Group, Inc.	151,906
		442,805
	AIRLINES - 0.84%
2,866	Copa Holdings SA - Cl. A	148,975

	APPAREL - 3.17%
1,536	Deckers Outdoor Corp. *	150,789
12,506	True Religion Apparel, Inc. *	241,491
4,317	Warnaco Group, Inc. *	167,154
		559,434
	BANKS - 0.90%
4,607	Signature Bank *	159,310

	BIOTECHNOLOGY - 2.09%
3,630	AMAG Pharmaceuticals, Inc. *	159,647
4,228	Life Technologies Corp. *	210,174
		369,821
	COMMERCIAL SERVICES - 9.64%
4,278	Aaron's, Inc.	119,185
6,884	Aegean Marine Petroleum Network, Inc.	214,161
4,687	Consolidated Graphics, Inc. *	158,186
8,240	Grand Canyon Education, Inc. *	164,553
60,778	MoneyGram International, Inc. *	182,334
10,213	Parexel International Corp. *	197,519
9,733	Resources Connection, Inc. *	173,831
14,009	SuccessFactors, Inc. *	228,347
11,572	TNS, Inc. *	264,999
		1,703,115
	COMPUTERS - 5.02%
13,730	Fortinet, Inc. *	236,568
8,523	Maxwell Technologies, Inc. *	124,436
8,372	Telvent GIT SA	301,560
13,968	VanceInfo Technologies, Inc. - ADR *	223,907
		886,471
	DISTRIBUTION/WHOLESALE - 1.30%
7,026	Fossil, Inc. *	229,399

	DIVERSIFIED FINANCIAL SERVICES - 3.69%
3,697	Affiliated Managers Group, Inc. *	223,927
1,645	Intercontinental Exchange, Inc. *	157,065
20,004	Och-Ziff Capital Management Group LLC - Cl. A	270,654
		651,646
	ELECTRONICS - 1.43%
4,046	Cymer, Inc. *	126,923
14,722	Sonic Solutions, Inc. *	126,020
		252,943

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value
	ENERGY-ALTERNATE SOURCES - 1.38%
14,538	Clean Energy Fuels Corp. *	$ 243,366

	ENGINEERING & CONSTRUCTION - 3.27%
8,127	Insituform Technologies, Inc. *	166,441
18,922	Lime Energy Co. *	100,287
6,894	Orion Marine Group, Inc. *	130,503
6,922	Stanley, Inc. *	181,218
		578,449
	FOOD - 0.73%
4,779	United Natural Foods, Inc. *	129,559

	HEALTHCARE-PRODUCTS - 5.73%
8,387	Align Technology, Inc. *	157,256
12,899	Bruker Corp. *	158,271
23,940	DexCom, Inc. *	216,896
5,525	Thoratec Corp. *	156,634
7,614	Volcano Corp. *	150,833
6,178	Zoll Medical Corp. *	171,996
		1,011,886
	HEALTHCARE-SERVICES - 3.55%
4,363	Almost Family, Inc. *	158,639
3,479	ICON PLC - ADR *	86,418
6,350	IPC The Hospitalist Co., Inc. *	215,836
5,734	RehabCare Group, Inc. *	166,630
		627,523
	HOUSEHOLD PRODUCTS/WARES - 1.49%
8,650	Jarden Corp.	263,652

	INSURANCE - 1.54%
11,634	Amtrust Financial Services, Inc.	139,259
6,043	Tower Group, Inc.	133,550
		272,809
	INTERNET - 5.08%
23,931	Clicksoftware Technologies Ltd. *	160,098
9,477	Constant Contact, Inc. *	167,174
2,352	Equinix, Inc. *	226,333
8,254	GSI Commerce, Inc. *	187,861
17,732	TeleCommunication Systems, Inc. - Cl. A *	155,332
		896,798
	LEISURE TIME - 0.89%
6,555	Life Time Fitness, Inc. *	156,992

	MACHINERY-DIVERSIFIED - 1.15%
4,825	Hurco Cos, Inc. *	80,867
5,101	Tennant Co.	122,067
		202,934

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value
	MEDIA - 0.93%
6,033	DG FastChannel, Inc. *	$ 164,399

	MISCELLANEOUS MANUFACTURING - 1.78%
10,101	Barnes Group, Inc.	162,020
6,268	EnPro Industries, Inc. *	152,626
		314,646
	OIL & GAS - 2.60%
4,061	Arena Resources, Inc. *	155,699
4,373	Atwood Oceanics, Inc. *	146,583
11,978	Brigham Exploration Co. *	156,193
		458,475
	OIL & GAS SERVICES - 0.95%
3,189	Dril-Quip, Inc. *	167,391

	PHARMACEUTICALS - 3.30%
5,163	Catalyst Health Solutions, Inc. *	203,061
4,535	Express Scripts, Inc. *	380,305
		583,366
	RETAIL - APPAREL - 1.00%
4,468	Guess?, Inc.	177,424

	RETAIL - APPLIANCES - 1.06%
8,815	HHGREGG, Inc. *	187,760

	RETAIL - CATALOG SHOPPING - 0.81%
3,317	MSC Industrial Direct Co.	143,261

	RETAIL - DISCOUNT - 1.28%
7,287	Citi Trends, Inc. *	226,844

	RETAIL - PERFUME & COSMETICS - 1.12%
6,031	Nu Skin Enterprises, Inc.	140,161
10,171	Ulta Salon Cosmetics & Fragrance, Inc. *	197,318
		337,479
	RETAIL - RESTAURANT/SPECIALTY - 0.89%
3,789	Buffalo Wild Wings, Inc. *	177,363
13,407	Einstein Noah Restaurant Group, Inc. *	157,800
13,546	Texas Roadhouse, Inc. - Cl. A *	157,540
		492,703
	RETAIL - SPORTING GOODS - 3.71%
8,035	Dick's Sporting Goods, Inc. *	179,743

	SEMICONDUCTORS - 7.18%
10,406	Avago Technologies Ltd. *	180,856
7,300	Cavium Networks, Inc. *	157,753
20,456	Fairchild Semiconductor International, Inc. - Cl. A *	183,695
19,032	Kopin Corp. *	78,222
18,201	Nanometrics, Inc. *	158,349

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value
	SEMICONDUCTORS (Continued) - 7.18%
11,621	Skyworks Solutions, Inc. *	$ 147,471
27,215	TriQuint Semiconductor, Inc. *	163,290
10,214	Volterra Semiconductor Corp. *	199,071
		1,268,707
	SOFTWARE - 10.34%
7,239	Allscripts-Misys Healthcare, Inc. *	119,154
6,779	ArcSight, Inc. *	161,001
16,436	Ariba, Inc. *	206,929
16,070	Ebix, Inc. *	232,694
7,560	Informatica Corp. *	179,096
29,387	Innerworkings, Inc. *	168,388
6,657	JDA Software Group, Inc. *	174,480
7,617	MedAssets, Inc. *	154,168
2,551	Pegasystems, Inc.	84,821
8,480	Taleo Corp. - Cl. A *	172,229
9,746	VeriFone Holdings, Inc. *	173,381
		1,826,341
	TELECOMMUNICATIONS - 4.50%
15,639	DragonWave, Inc. *	175,000
12,665	IPG Photonics Corp. *	182,376
7,308	Nice Systems Ltd. - ADR *	212,736
2,712	SBA Communications Corp. - Cl. A *	89,740
8,047	Syniverse Holdings, Inc. *	135,270
		795,122
	TRANSPORTATION - 1.18%
5,669	Atlas Air Worldwide Holdings, Inc. *	207,882

	TOTAL COMMON STOCK	17,319,430
	( Cost - $13,714,897)

	TOTAL INVESTMENTS - 98.03%
	( Cost - $13,714,897)	$ 17,319,430
	OTHER ASSETS LESS LIABILITIES - 1.97%	347,265
	NET ASSETS - 100.00%	$ 17,666,695

* Non-income producing security.
ADR - American Depositary Receipt

At January 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 3,846,376
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(241,843)
Net unrealized appreciation		$ 3,604,533

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010
Shares		Value

	COMMON STOCK - 86.2%
	AGRICULTURE - 0.8%
98,000	Golden Agri-Resources Ltd. *	$ 36,047
1,332	KT&G Corp.	77,366
		113,413
	AIRLINES - 1.4%
164,000	Air China Ltd. *	135,925
4,600	Gol Linhas Aereas Inteligentes SA *	56,621
		192,546
	AUTO MANUFACTURERS - 1.9%
148,000	Dongfeng Motor Group Co. Ltd.	192,227
750	Hyundai Motor Co.	72,426
		264,653
	AUTO PARTS & EQUIPMENT - 0.4%
7,000	Weichai Power Co. Ltd.	50,480

	BANKS - 9.0%
15,800	Banco Santander Brasil SA	189,597
159,000	Bank Mandiri Tbk PT	78,758
64,000	Bank of China Ltd.	30,603
57,500	Bank Rakyat Indonesia	46,606
6,600	ICICI Bank Ltd. - ADR	232,848
88,000	Industrial & Commercial Bank of China	64,067
14,700	Itau Unibanco Holding SA - ADR	281,652
9,314	Standard Bank Group Ltd	132,704
24,000	Turkiye Garanti Bankasi AS	100,945
11,000	Turkiye Halk Bankasi AS	74,933
		1,232,713
	BEVERAGES - 1.6%
1,400	Cia de Bebidas das Americas - ADR	129,584
18,000	Tsingtao Brewery Co. Ltd.	89,326
		218,910
	BUILDING MATERIALS - 0.3%
53,500	Semen Gresik Persero Tbk PT	45,449

	CHEMICALS - 1.0%
37,000	Nan Ya Plastics Corp.	69,173
1,800	Sociedad Quimica y Minera de Chile SA - ADR	65,484
		134,657
	COAL - 3.7%
211,000	Adaro Energy PT	42,222
63,500	China Shenhua Energy Co. Ltd.	270,566
98,000	Yanzhou Coal Mining Co. Ltd.	191,242
		504,030

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares		Value

	COMMERCIAL SERVICES - 2.2%
5,700	Cia de Concessoes Rodoviarias	$ 122,158
7,900	Cielo SA	63,143
10,500	Localiza Rent a Car SA	110,444
		295,745
	COMPUTERS - 3.4%
99,000	Acer Inc.	275,763
3,500	Infosys Technologies Ltd. - ADR	181,685
		457,448
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
20,600	BM&FBOVESPA SA	139,734
150,000	Chinatrust Financial Holding Co. Ltd.	81,669
1,360	KB Financial Group Inc.	58,617
3,080	Shinhan Financial Group Co. Ltd.	107,554
		387,574
	ELECTRIC - 0.4%
1,600	Korea Electric Power Corp. *	52,748

	ELECTRONICS - 4.9%
61,000	AU Optronics Corp.	67,006
89,000	Hon Hai Precision Industry Co. Ltd.	370,921
49,000	Prime View International Co. Ltd. *	89,636
1,696	Samsung Electro-Mechanics Co. Ltd.	141,800
		669,363
	ENGINEERING & CONSTRUCTION - 1.9%
15,200	Aveng Ltd.	70,863
1,886	Samsung Engineering Co. Ltd.	183,257
		254,120
	FOOD - 1.1%
24,000	China Mengniu Dairy Co. Ltd. *	73,726
6,700	Cosan SA Industria e Comercio *	76,043
		149,769
	GAS - 0.4%
151,500	Perusahaan Gas Negara PT	60,656

	HEALTHCARE-PRODUCTS - 0.9%
19,000	Hengan International Group Co. Ltd.	126,729

	HOLDING COMPANIES-DIVERSIFIED - 3.1%
15,200	Barloworld Ltd.	90,178
64,000	China Resources Enterprise Ltd.	210,074
11,400	Haci Omer Sabanci Holding AS	49,080
19,000	Tekfen Holding AS *	70,940
		420,272

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares		Value

	INSURANCE - 1.8%
38,000	China Life Insurance Co. Ltd.	$ 167,520
10,500	Ping An Insurance Group Co. of China Ltd.	81,350
		248,870
	INTERNET - 3.8%
140	Baidu, Inc. - ADR *	57,639
428	NHN Corp. *	63,508
21,600	Tencent Holdings Ltd.	400,289
		521,436
	IRON/STEEL - 3.6%
5,700	Cia Siderurgica Nacional SA - ADR	165,984
5,700	Magnitogorsk Iron & Steel Works - GDR *	70,875
7,400	Mechel - ADR	146,446
228	POSCO	104,010
		487,315
	MEDIA - 2.6%
7,800	Naspers Ltd.	276,439
6,400	NET Servicos de Comunicacao SA *	74,343
		350,782
	MINING - 7.6%
2,500	AngloGold Ashanti Ltd.	90,119
10,000	Eurasian Natural Resources Corp.	144,043
34,300	Grupo Mexico SAB de CV	69,873
67,000	Jiangxi Copper Co. Ltd.	133,722
6,200	Kazakhmys PLC *	119,462
8,900	MMC Norilsk Nickel - ADR *	136,170
1,900	Southern Copper Corp.	50,597
3,100	Vale SA - ADR	79,949
9,324	Vale SA - Pref ADR	209,364
		1,033,299
	OIL & GAS - 6.9%
3,400	Gazprom OAO	83,674
750	MOL Hungarian Oil and Gas NyRt *	69,420
15,000	OGX Petroleo e Gas Participacoes SA	134,278
8,648	Petroleo Brasileiro SA - ADR	350,849
32,300	Rosneft Oil Co. - GDR	248,420
1,400	Sasol Ltd.	52,158
		938,799
	OIL & GAS SERVICES - 0.9%
8,200	Petrofac Ltd.	125,880

	PHARMACEUTICALS - 1.8%
10,500	Hypermarcas SA *	121,466
7,200	Sinopharm Group Co. *	27,162
1,700	Teva Pharmaceutical Industries Ltd. - ADR	96,424
		245,052

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares		Value

	REAL ESTATE - 1.8%
7,800	Cyrela Brazil Realty SA	$ 89,941
13,600	PDG Realty SA Empreendimentos e Participacoes	108,774
7,000	Rossi Residencial SA	48,862
		247,577
	REITS - 0.0%
1	Sinpas Gayrimenkul Yatirim Ortakligi AS	1

	RETAIL - 5.3%
59,500	Astra International Tbk PT	227,390
179,000	Belle International Holdings Ltd.	202,151
19,500	Lojas Americanas SA	137,467
35,600	Wal-Mart de Mexico SAB de CV	158,400
		725,408
	SEMICONDUCTORS - 6.5%
90,000	Advanced Semiconductor Engineering, Inc.	70,726
10,083	Hynix Semiconductor, Inc. *	195,906
14,020	MediaTek, Inc.	226,232
518	Samsung Electronics Co. Ltd.	348,080
22,000	Taiwan Semiconductor Manufacturing Co. Ltd.	41,769
		882,713
	TELECOMMUNICATIONS - 2.0%
3,100	Mobile Telesystems OJSC - ADR	148,118
1,900	Tim Participacoes SA - ADR	49,913
2,700	Vivo Participacoes SA - ADR	75,573
		273,604
	TRANSPORTATION - 0.4%
11,000	LLX Logistica SA *	48,884

	TOTAL COMMON STOCK ( Cost - $11,049,419)	11,760,895

	WARRANTS - 0.1%
1,437,500	Megaworld Corp. *	16,694
	TOTAL WARRANTS ( Cost - $15,178)

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares		Value
	EQUITY LINKED NOTES - 9.2%
271,900	Air Arabia	$ 67,364
46,700	Aldar Properties PJSC	50,858
1,600	Industries Qatar	45,971
53,900	Jaiprakash Associates Ltd.	160,842
4,600	Jindal Steel & Power Limited	62,553
3,200	AXIS Bank Limited UBS	71,077
15,700	Infrastructure Dev Finance Co.	51,593
5,900	Educomp Solutions	90,005
21,100	Indiabulls Real Estate Ltd	80,031
10,200	Kotak Mahindra Bank Limited	172,046
2,300	Larsen & Toubro Ltd	70,918
64,900	Sberbank	189,183
9,000	Sterlite Industries Ltd	146,777
	TOTAL EQUITY LINKED NOTES ( Cost - $1,300,974)	1,259,218

	TOTAL INVESTMENTS - 95.5% ( Cost - $12,365,571)	$ 13,036,807
	OTHER ASSETS LESS LIABILITIES - 4.5%	607,021
	NET ASSETS - 100.0%	$ 13,643,828

	* Non-Income producing security.
	REIT - Real Estate Investment Trust
	ADR - American Depositary Receipts
	GDR- Global Depositary Receipts
	At January 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 1,252,351
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(581,115)
	Net unrealized appreciation:	$ 671,236

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual
	reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Notes & Bonds	$ -	$ 37,241,510	$ -	$ 37,241,510
Mortgage Backed Securities	$ -	$ 6,084,362	$ -	$ 6,084,362
U.S. Government Agency	$ -	$ 21,499,099	$ -	$ 21,499,099
U.S. Treasury Obligation	$ -	$ 13,919,210	$ -	$ 13,919,210
Total	$ -	$ 78,744,181	$ -	$ 78,744,181

High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks	$ 1,156,839	$ -	$ -	$ 1,156,839
Corporate Bonds	$ -	$ 64,299,583	$ -	$ 64,299,583
Total	$ 1,156,839	$ 64,299,583	$ -	$ 65,456,422

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 36,908,650	$ -	$ -	$ 36,908,650
Preferred Stocks	$ 8,571,578	$ -	$ -	$ 8,571,578
Exchange Traded Funds	$ 1,380,385	$ -	$ -	$ 1,380,385
Purchased Options	$ 50,900	$ -	$ -	$ 50,900
Corporate Bonds	$ -	$ 513,500	$ -	$ 513,500
Total	$ 46,911,513	$ 513,500	$ -	$ 47,425,013
Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Monthly Distribution (Continued)
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 8,198,085	$ -	$ -	$ 8,198,085
Written Options	$ 984,123	$ -	$ -	$ 984,123
Total	$ 9,182,208	$ -	$ -	$ 9,182,208

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,742,406	$ -	$ -	$ 11,742,406
Preferred Stock	$ 3,146,588			$ 3,146,588
Convertible Bonds	$ -	$10,570,713	$ -	$ 10,570,713
Total	$ 14,888,994	$10,570,713	$ -	$ 25,459,707

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 34,233,930	$ -	$ -	$ 34,233,930
Total	$ 34,233,930	$ -	$ -	$ 34,233,930

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$ 6,403,626	$ -	$ -	$ 6,403,626
Total	$ 6,403,626	$ -	$ -	$ 6,403,626

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,955,657	$ 32,861,800	$ -	$ 36,817,457
Total	$ 3,955,657	$ 32,861,800	$ -	$ 36,817,457

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,506,902	$ -	$ -	$ 15,506,902
Total	$ 15,506,902	$ -	$ -	$ 15,506,902

Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 33,290,223	$ -	$ -	$ 33,290,223
Total	$ 33,290,223	$ -	$ -	$ 33,290,223

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,319,430	$ -	$ -	$ 17,319,430
Total	$ 17,319,430	$ -	$ -	$ 17,319,430

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,208,307	$ 7,552,588	$ -	$ 11,760,895
Warrants	$ -	$ 16,694	$ -	$ 16,694
Equity Linked Notes	$ -	$ 1,259,218	$ -	$ 1,259,218
Total	$ 4,208,307	$ 8,828,500	$ -	$ 13,036,807

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

3/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

3/29/10

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

3/29/10